Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	DCM
Entity Registrant Name	NTT DOCOMO INC
Entity Central Index Key	0001166141
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	41,467,601

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 522,078	¥ 765,551
Accounts receivable	963,001	762,411
Credit card receivables	189,163	160,446
Less: Allowance for doubtful accounts	(23,550)	(18,021)
Total accounts receivable and credit card receivables, net	1,128,614	904,836
Inventories	146,563	146,357
Deferred tax assets	76,858	83,609
Total current assets	2,358,261	2,155,299
Property, plant and equipment:
Wireless telecommunications equipment	5,700,951	5,569,818
Buildings and structures	867,553	845,588
Tools, furniture and fixtures	520,469	507,914
Land	199,802	198,842
Construction in progress	133,068	95,251
Sub-total	7,421,843	7,217,413
Accumulated depreciation and amortization	(4,885,546)	(4,694,094)
Total property, plant and equipment, net	2,536,297	2,523,319
Non-current investments and other assets:
Investments in affiliates	480,111	525,456
Marketable securities and other investments	128,389	128,138
Intangible assets, net	680,831	672,256
Goodwill	204,890	205,573
Other assets	255,747	249,919
Deferred tax assets	303,556	331,633
Total non-current investments and other assets	2,053,524	2,112,975
Total assets	6,948,082	6,791,593
Current liabilities:
Current portion of long-term debt	75,428	173,102
Short-term borrowings	733	276
Accrued payroll	55,917	54,801
Accrued interest	767	916
Accrued income taxes	150,327	162,032
Total current liabilities	1,154,003	1,123,168
Long-term liabilities:
Long-term debt (exclusive of current portion)	180,519	255,000
Accrued liabilities for point programs	173,136	199,587
Liability for employees' retirement benefits	160,107	152,647
Total long-term liabilities	685,308	790,831
Total liabilities	1,839,311	1,913,999
NTT DOCOMO, INC. shareholders' equity
Common stock, without a stated value- Authorized shares 188,130,000 shares at March 31, 2011 and 2012 Issued shares 43,650,000 shares at March 31, 2011 and 2012 Outstanding shares 41,467,601 shares at March 31, 2011 and 2012	949,680	949,680
Additional paid-in capital	732,592	732,914
Retained earnings	3,861,952	3,621,965
Accumulated other comprehensive income (loss)	(104,529)	(76,955)
Treasury stock 2,182,399 shares at March 31, 2011 and 2012	(377,168)	(377,168)
Total NTT DOCOMO, INC. shareholders' equity	5,062,527	4,850,436
Noncontrolling interests	46,244	27,158
Total equity	5,108,771	4,877,594
Commitments and contingencies
Total liabilities and equity	6,948,082	6,791,593
Third parties
Current assets:
Short-term investments	281,504	141,028
Accounts receivable	952,795	751,809
Prepaid expenses and other current assets	106,028	107,380
Non-current investments and other assets:
Other assets	236,763	220,232
Current liabilities:
Accounts payable, trade	607,403	495,842
Other current liabilities	130,037	120,993
Long-term liabilities:
Other long-term liabilities	169,459	181,275
Related parties
Current assets:
Short-term investments	90,000
Accounts receivable	10,206	10,602
Prepaid expenses and other current assets	6,616	6,538
Non-current investments and other assets:
Other assets	18,984	29,687
Current liabilities:
Accounts payable, trade	131,380	113,495
Other current liabilities	2,011	1,711
Long-term liabilities:
Other long-term liabilities	¥ 2,087	¥ 2,322

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011
Common stock, without a stated value
Common stock, Authorized shares	188,130,000	188,130,000
Common stock, Issued shares	43,650,000	43,650,000
Common stock, Outstanding shares	41,467,601	41,467,601
Treasury stock, shares	2,182,399	2,182,399

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Wireless services
Wireless services	¥ 3,741,114	¥ 3,746,869	¥ 3,776,909
Equipment sales
Equipment sales	498,889	477,404	507,495
Total operating revenues	4,240,003	4,224,273	4,284,404
Cost of services (exclusive of items shown separately below)
Cost of equipment sold (exclusive of items shown separately below)	695,008	662,829	698,495
Depreciation and amortization	684,783	693,063	701,146
Selling, general and administrative
Total operating expenses	3,365,543	3,379,544	3,450,159
Operating income	874,460	844,729	834,245
Other income (expense):
Interest expense	(2,774)	(4,943)	(5,061)
Interest income	1,376	1,326	1,289
Other, net	3,896	(5,774)	5,684
Total other income (expense)	2,498	(9,391)	1,912
Income before income taxes and equity in net income (losses) of affiliates	876,958	835,338	836,157
Income taxes:
Current	339,866	355,734	381,507
Deferred	62,668	(17,897)	(43,310)
Total income taxes	402,534	337,837	338,197
Income before equity in net income (losses) of affiliates	474,424	497,501	497,960
Equity in net income (losses) of affiliates, net of applicable taxes	(13,472)	(5,508)	(852)
Net income	460,952	491,993	497,108
Less: Net (income) loss attributable to noncontrolling interests	2,960	(1,508)	(2,327)
Net income attributable to NTT DOCOMO, INC.	463,912	490,485	494,781
Net income	460,952	491,993	497,108
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	1,901	(12,297)	13,159
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	1,994	7,003	1,937
Change in fair value of derivative instruments, net of applicable taxes	(2)	4	(63)
Foreign currency translation adjustment, net of applicable taxes	(32,082)	(28,258)	5,917
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	3,084	356	(35)
Pension liability adjustment, net of applicable taxes
Actuarial gains (losses) arising during period, net	(2,746)	(6,367)	6,828
Prior service cost arising during period, net	(72)	48
Less: Amortization of prior service cost	(1,347)	(1,346)	(1,340)
Less: Amortization of actuarial gains and losses	1,606	1,144	1,858
Less: Amortization of transition obligation	76	88	79
Total other comprehensive income (loss)	(27,588)	(39,625)	28,340
Comprehensive income	433,364	452,368	525,448
Less: Comprehensive (income) loss attributable to noncontrolling interests	2,974	(1,459)	(2,357)
Comprehensive income attributable to NTT DOCOMO, INC.	436,338	450,909	523,091
Per share data:
Weighted average common shares outstanding-Basic and Diluted (shares)	41,467,601	41,576,859	41,705,738
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC. (yen)	¥ 11,187.34	¥ 11,797.07	¥ 11,863.62
Third parties
Wireless services
Wireless services	3,698,579	3,702,658	3,727,801
Equipment sales
Equipment sales	496,556	474,506	503,086
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	673,383	678,666	685,774
Selling, general and administrative
Selling, general and administrative	965,816	1,012,267	1,031,011
Related parties
Wireless services
Wireless services	42,535	44,211	49,108
Equipment sales
Equipment sales	2,333	2,898	4,409
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	220,560	217,836	214,868
Selling, general and administrative
Selling, general and administrative	¥ 125,993	¥ 114,883	¥ 118,865

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock at cost	Total NTT DOCOMO, INC. shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2009	¥ 4,343,308	¥ 949,680	¥ 785,045	¥ 3,061,848	¥ (65,689)	¥ (389,299)	¥ 4,341,585	¥ 1,723
Purchase of treasury stock	(20,000)					(20,000)	(20,000)
Retirement of treasury stock	(27,936)		(27,936)			27,936
Cash dividends declared (JPY5,000 in 2010, JPY5,200 in 2011 and JPY5,400 in 2012 per share)	(208,799)			(208,799)			(208,799)
Cash distributions to noncontrolling interests	(3)							(3)
Acquisition of new subsidiaries	22,588							22,588
Others	(96)							(96)
Comprehensive income
Net income	497,108			494,781			494,781	2,327
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	15,096				15,096		15,096	0
Change in fair value of derivative instruments	(63)				(63)		(63)
Foreign currency translation adjustment	5,882				5,852		5,852	30
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	6,828				6,828		6,828
Less: Amortization of prior service cost	(1,340)				(1,340)		(1,340)
Less: Amortization of actuarial gains and losses	1,858				1,858		1,858
Less: Amortization of transition obligation	79				79		79
Ending Balance at Mar. 31, 2010	4,662,446	949,680	757,109	3,347,830	(37,379)	(381,363)	4,635,877	26,569
Purchase of treasury stock	(20,000)					(20,000)	(20,000)
Retirement of treasury stock	(24,195)		(24,195)			24,195
Cash dividends declared (JPY5,000 in 2010, JPY5,200 in 2011 and JPY5,400 in 2012 per share)	(216,350)			(216,350)			(216,350)
Cash distributions to noncontrolling interests	(1,243)							(1,243)
Others	373							373
Comprehensive income
Net income	491,993			490,485			490,485	1,508
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	(5,294)				(5,293)		(5,293)	(1)
Change in fair value of derivative instruments	4				4		4
Foreign currency translation adjustment	(27,902)				(27,854)		(27,854)	(48)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(6,367)				(6,367)		(6,367)
Prior service cost arising during period, net	48				48		48
Less: Amortization of prior service cost	(1,346)				(1,346)		(1,346)
Less: Amortization of actuarial gains and losses	1,144				1,144		1,144
Less: Amortization of transition obligation	88				88		88
Ending Balance at Mar. 31, 2011	4,877,594	949,680	732,914	3,621,965	(76,955)	(377,168)	4,850,436	27,158
Cash dividends declared (JPY5,000 in 2010, JPY5,200 in 2011 and JPY5,400 in 2012 per share)	(223,925)			(223,925)			(223,925)
Cash distributions to noncontrolling interests	(1,280)							(1,280)
Acquisition of new subsidiaries	1,746							1,746
Contributions from noncontrolling interests	21,333		(322)				(322)	21,655
Others	(61)							(61)
Comprehensive income
Net income	460,952			463,912			463,912	(2,960)
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	3,895				3,895		3,895	0
Change in fair value of derivative instruments	(2)				(2)		(2)
Foreign currency translation adjustment	(28,998)				(28,984)		(28,984)	(14)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(2,746)				(2,746)		(2,746)	0
Prior service cost arising during period, net	(72)				(72)		(72)
Less: Amortization of prior service cost	(1,347)				(1,347)		(1,347)
Less: Amortization of actuarial gains and losses	1,606				1,606		1,606
Less: Amortization of transition obligation	76				76		76
Ending Balance at Mar. 31, 2012	¥ 5,108,771	¥ 949,680	¥ 732,592	¥ 3,861,952	¥ (104,529)	¥ (377,168)	¥ 5,062,527	¥ 46,244

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash dividends declared, per share	¥ 5,400	¥ 5,200	¥ 5,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 460,952	¥ 491,993	¥ 497,108
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	684,783	693,063	701,146
Deferred taxes	52,176	(22,563)	(44,550)
Loss on sale or disposal of property, plant and equipment	24,055	27,936	32,735
Impairment loss on marketable securities and other investments	4,030	13,424	4,007
Equity in net (income) losses of affiliates	24,208	10,539	2,122
Dividends from affiliates	12,052	12,757	12,854
Changes in assets and liabilities:
(Increase) / decrease in accounts receivable	(198,538)	75,200	(1,056)
(Increase) / decrease in credit card receivables	(14,584)	(19,746)	(30,042)
Increase / (decrease) in allowance for doubtful accounts	5,388	2,469	242
(Increase) / decrease in inventories	245	(5,217)	(17,262)
(Increase) / decrease in prepaid expenses and other current assets	338	(2,753)	1,582
(Increase) / decrease in non-current installment receivables for handsets	(12,809)	7,029	13,860
Increase / (decrease) in accounts payable, trade	94,747	(30,988)	(21,227)
Increase / (decrease) in accrued income taxes	(11,751)	(23,805)	(53,765)
Increase / (decrease) in other current liabilities	7,361	(14,464)	(22,019)
Increase / (decrease) in accrued liabilities for point programs	(26,451)	47,959	57,605
Increase / (decrease) in liability for employees' retirement benefits	7,095	14,203	(8,015)
Increase / (decrease) in other long-term liabilities	(12,296)	(8,791)	35,878
Other, net	9,558	18,792	21,615
Net cash provided by operating activities	1,110,559	1,287,037	1,182,818
Cash flows from investing activities:
Purchases of property, plant and equipment	(480,416)	(423,119)	(480,080)
Purchases of intangible and other assets	(237,070)	(250,757)	(245,488)
Purchases of non-current investments	(35,582)	(11,746)	(10,027)
Proceeds from sale of non-current investments	2,540	3,946	9,534
Acquisitions of subsidiaries, net of cash acquired	(3,624)	(7,678)	(29,209)
Purchases of short-term investments	(1,164,203)	(745,602)	(377,591)
Redemption of short-term investments	1,023,698	917,492	69,605
Long-term bailment for consumption to a related party		(20,000)
Short-term bailment for consumption to a related party	(80,000)	(20,000)	(90,000)
Proceeds from redemption of short-term bailment for consumption to a related party		110,000
Other, net	72	(7,906)	(10,670)
Net cash used in investing activities	(974,585)	(455,370)	(1,163,926)
Cash flows from financing activities:
Repayment of long-term debt	(171,879)	(180,075)	(29,042)
Proceeds from short-term borrowings	4,991	717	138,214
Repayment of short-term borrowings	(4,467)	(488)	(138,149)
Principal payments under capital lease obligations	(4,380)	(4,597)	(3,256)
Payments to acquire treasury stock		(20,000)	(20,000)
Dividends paid	(223,865)	(216,283)	(208,709)
Contributions from noncontrolling interests	21,333
Other, net	(349)	(1,243)	(3)
Net cash provided by (used in) financing activities	(378,616)	(421,969)	(260,945)
Effect of exchange rate changes on cash and cash equivalents	(831)	(1,862)	220
Net increase (decrease) in cash and cash equivalents	(243,473)	407,836	(241,833)
Cash and cash equivalents at beginning of year	765,551	357,715	599,548
Cash and cash equivalents at end of year	522,078	765,551	357,715
Cash received during the year for:
Income tax refunds	251	301	1,323
Cash paid during the year for:
Interest, net of amount capitalized	2,922	5,023	5,251
Income taxes	351,964	378,998	436,459
Non-cash investing and financing activities:
Assets acquired through capital lease obligations	2,036	5,631	2,347
Acquisitions of shares through share exchange			15,023
Acquisitions of exchangeable bonds through share exchange			20,821
Acquisitions of shares through conversion of exchangeable bonds			26,326
Retirement of treasury stock		¥ 24,195	¥ 27,936

Nature of operations	12 Months Ended
Mar. 31, 2012
Nature of operations

1. Nature of operations:

NTT DOCOMO, INC. and subsidiaries (“DOCOMO”) is a joint stock corporation that was incorporated under the laws of Japan in August 1991 as the wireless telecommunications arm of NIPPON TELEGRAPH AND TELEPHONE CORPORATION (“NTT”). NTT, 32.59% of which is owned by the Japanese government, owns 63.32% of DOCOMO’s issued stock and 66.65% of DOCOMO’s voting stock outstanding as of March 31, 2012.

DOCOMO provides its subscribers with wireless telecommunications services such as Xi services, FOMA services, mova services, packet communications services, and satellite mobile communications services, primarily on its own nationwide networks. In addition, DOCOMO sells handsets and related equipment primarily to agent resellers who in turn sell such equipment to subscribers.

DOCOMO terminated mova services on March 31, 2012.

Summary of significant accounting and reporting policies	12 Months Ended
Mar. 31, 2012
Summary of significant accounting and reporting policies

2. Summary of significant accounting and reporting policies:

(a) Adoption of new accounting standards

Multiple-Deliverable Revenue Arrangements

Effective April 1, 2011, DOCOMO adopted Accounting Standards Update (“ASU”) 2009-13 “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements” issued by the Financial Accounting Standards Board (“FASB”) in October 2009. ASU2009-13 requires allocation of the overall consideration to each deliverable in an arrangement with multiple deliverables using the estimated selling price in the absence of vendor-specific objective evidence or third-party evidence of selling price for deliverables and eliminates residual method of allocation. The adoption of ASU2009-13 did not have a material impact on DOCOMO’s results of operations and financial position.

Financing Receivables

Effective April 1, 2011, DOCOMO adopted provisions regarding the disclosures about activity in the allowance for credit losses of ASU2010-20 “Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” issued by the FASB in July 2010. These provisions require a rollforward schedule of the allowance for credit losses during a reporting period. See Note 20 for the related disclosures.

Fair Value Measurement and Disclosure

Effective January 1, 2012, DOCOMO adopted ASU2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” issued by the FASB in May 2011. ASU2011-04 is intended to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. To achieve this objective, ASU2011-04 clarifies existing fair value measurement and disclosure requirements and changes a particular principle or requirement regarding fair value measurement and disclosure. The adoption of ASU2011-04 did not have a material impact on DOCOMO’s results of operations and financial position. See Note 18 for the related disclosures.

Multiemployer Plans

Effective April 1, 2011, DOCOMO adopted ASU2011-09 “Compensation—Retirement Benefits—Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan” issued by the FASB in September 2011. ASU2011-09 requires that an employer provides more detailed information about an employer’s involvement in multiemployer pension plans, including the names of the significant multiemployer plans and the level of an employer’s participation in the significant multiemployer plans. The adoption of ASU2011-09 did not have any impact on DOCOMO’s results of operations and financial position. See Note 15 for the related disclosures.

(b) Significant accounting policies

Principles of consolidation—

The consolidated financial statements include accounts of DOCOMO and its majority-owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.

DOCOMO also evaluates whether DOCOMO has a controlling financial interest in an entity through means other than voting rights and accordingly determines whether DOCOMO should consolidate the entity. For the years ended March 31, 2010, 2011 and 2012, DOCOMO had no variable interest entities to be consolidated or disclosed.

Use of estimates—

The preparation of DOCOMO’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. DOCOMO has identified the following areas where it believes estimates and assumptions are particularly critical to the consolidated financial statements. These are determination of useful lives of property, plant and equipment, internal use software and other intangible assets, impairment of long-lived assets, impairment of investments, accrued liabilities for point programs, pension liabilities and revenue recognition.

Cash and cash equivalents—

DOCOMO considers cash in banks and short-term highly liquid investments with original maturities of 3 months or less at the date of purchase to be cash and cash equivalents.

Short-term investments—

Highly liquid investments, which have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year, are considered to be short-term investments.

Allowance for doubtful accounts—

The allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy.

Inventories—

Inventories are stated at the lower of cost or market. The cost of equipment sold is determined by the first-in, first-out method. Inventories consist primarily of handsets and accessories. DOCOMO evaluates its inventory mainly for obsolescence on a periodic basis and records valuation adjustments as required. Due to the rapid technological changes associated with the wireless telecommunications business, DOCOMO recognized losses on write-downs and disposals during the years ended March 31, 2010, 2011 and 2012 resulting in losses totaling ¥18,539 million, ¥9,821 million and ¥14,651 million, respectively, which were included in “Cost of equipment sold” in the accompanying consolidated statements of income and comprehensive income.

Property, plant and equipment—

Property, plant and equipment are stated at cost and include interest cost incurred during construction, as discussed below in “Capitalized interest.” Property, plant and equipment under capital leases are stated at the present value of minimum lease payments. Depreciation is computed by the declining-balance method at rates based on the estimated useful lives of the respective assets with the exception of buildings, which are depreciated on a straight-line basis. Useful lives are determined at the time the asset is acquired and are based on its expected use, past experience with similar assets and anticipated technological or other changes. If technological or other changes occur more or less rapidly or in a different form than anticipated or the intended use changes, the useful lives assigned to these assets are adjusted as appropriate. Property, plant and equipment held under capital leases and leasehold improvements are amortized using either the straight-line method or the declining-balance method, depending on the type of the assets, over the shorter of the lease term or estimated useful life of the asset.

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Depreciation and amortization expenses for the years ended March 31, 2010, 2011 and 2012 were ¥513,753 million, ¥488,973 million, and ¥460,295 million, respectively.

When depreciable telecommunications equipment is retired or abandoned in the normal course of business, the amounts of such telecommunications equipment and its accumulated depreciation are deducted from the respective accounts. Any remaining balance is charged to expense immediately. DOCOMO estimates the fair values of its asset retirement obligations to restore certain leased land and buildings used for DOCOMO’s wireless telecommunications equipment to their original states. The aggregate fair value of its asset retirement obligations does not have a material impact on DOCOMO’s results of operations or financial position.

Expenditures for replacements and betterments are capitalized, while expenditures for maintenance and repairs are expensed as incurred. Assets under construction are not depreciated until placed in service. The rental costs associated with ground or building operating leases that are incurred during a construction period are expensed.

Capitalized interest—

DOCOMO capitalizes interest related to the construction of property, plant and equipment over the period of construction. DOCOMO also capitalizes interest associated with the development of internal-use software. DOCOMO amortizes such capitalized interest over the estimated useful lives of the related assets.

Investments in affiliates—

The equity method of accounting is applied to investments in affiliates where DOCOMO is able to exercise significant influence over the investee, but does not have a controlling financial interest. Under the equity method of accounting, DOCOMO records its share of income and losses of the affiliate and adjusts its carrying amount. DOCOMO periodically reviews the facts and circumstances related thereto to determine whether or not it can exercise significant influence over the operating and financial policies of the affiliate. For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income and comprehensive income.

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates, which includes investor level goodwill, when there are indicators that a decline in value below its carrying amount may be other than temporary. In performing its evaluations, DOCOMO utilizes various information including cash flow projections, independent valuations and, as applicable, quoted market values to determine recoverable amounts and the length of time an investment’s carrying value exceeds its estimated current recoverable amount. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Marketable securities and other investments—

Marketable securities consist of debt and equity securities. DOCOMO determines the appropriate classification of its investment securities at the time of purchase. DOCOMO periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates that a decline in value is other than temporary, the security is written down to its estimated fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether a decline in value is other than temporary, DOCOMO considers whether DOCOMO has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in value, the severity and duration of the decline, changes in value subsequent to year-end, forecasted earnings performance of the investee and the general market condition in the geographic area or industry the investee operates in.

Equity securities held by DOCOMO, whose fair values are readily determinable, are classified as available-for-sale securities. Available-for-sale equity securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Debt securities held by DOCOMO, which DOCOMO has the positive intent and ability to hold to maturity, are classified as held-to-maturity, and the other debt securities that may be sold before maturity are classified as available-for-sale securities. Held-to-maturity debt securities are carried at amortized cost. Available-for-sale debt securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the first-in, first-out cost method and are reflected currently in earnings. Debt securities with original maturities of 3 months or less at the date of purchase are recorded as “Cash and cash equivalents,” while those with original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year are recorded as “Short-term investments” in the consolidated balance sheets.

DOCOMO did not hold or transact any trading securities during the years ended March 31, 2010, 2011 and 2012.

Other investments include equity securities whose fair values are not readily determinable. Equity securities whose fair values are not readily determinable are carried at cost. Other-than-temporary declines in value are charged to earnings. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Goodwill and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Other intangible assets primarily consist of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use certain telecommunications facilities of wireline operators.

DOCOMO does not amortize either goodwill, including investor level goodwill related to the investments accounted for under the equity method, or other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life. However, (1) goodwill, except those related to equity method investments, and (2) other intangible assets that have indefinite useful lives are tested for impairment at least annually.

The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). Fair value of the reporting unit is determined using discounted cash flow method and so forth. If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and DOCOMO performs the second step of the impairment test (measurement). Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed.

Goodwill related to equity method investments is tested for impairment as a part of the other-than-temporary impairment assessment of the equity method investment as a whole.

Intangible assets that have finite useful lives, consisting primarily of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use telecommunications facilities of wireline operators are amortized on a straight-line basis over their useful lives.

DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform. Software acquired to be used in manufacture of handsets is capitalized if the technological feasibility of the handset to be ultimately marketed has been established at the time of acquisition. Software maintenance and training costs are expensed as incurred. Capitalized software costs are amortized over up to 5 years.

Amounts capitalized related to rights to use certain telecommunications assets of wireline operators, primarily NTT, are amortized over 20 years.

Impairment of long-lived assets—

DOCOMO’s long-lived assets other than goodwill, such as property, plant and equipment, software and intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held for use is evaluated by a comparison of the carrying amount of the asset with future undiscounted cash flows expected to be generated by the asset or asset group. If the asset (or asset group) is determined to be impaired, the loss recognized is the amount by which the carrying value of the asset (or asset group) exceeds its fair value as measured through various valuation techniques, including discounted cash flow methods, quoted market value and third-party independent appraisals, as considered necessary.

Hedging activities—

DOCOMO uses derivative instruments, including interest rate swap agreements, foreign currency swap contracts and foreign exchange forward contracts, and other financial instruments in order to manage its exposure to fluctuations in interest rates and foreign exchange rates. DOCOMO does not hold or issue derivative instruments for trading purposes.

These financial instruments are effective in meeting the risk reduction objectives of DOCOMO by generating either transaction gains or losses which offset transaction gains or losses of the hedged items or cash flows which offset the cash flows related to the underlying position in respect of amount and timing.

All derivative instruments are recorded on the consolidated balance sheets at fair value. The recorded fair values of derivative instruments represent the amounts that DOCOMO would receive or pay to terminate the contracts at each fiscal year end.

For derivative instruments that qualify as fair value hedge instruments, the changes in fair value of the derivative instruments are recognized currently in earnings, which offset the changes in fair value of the related hedged assets or liabilities that are also recognized in earnings of the period.

For derivative instruments that qualify as cash flow hedge instruments, the changes in fair value of the derivative instruments are initially recorded in “Accumulated other comprehensive income (loss)” and reclassified into earnings when the relevant hedged transaction is realized.

For derivative instruments that do not qualify as hedging instruments, the changes in fair value of the derivative instruments are recognized currently in earnings.

DOCOMO discontinues hedge accounting when it is determined that the derivative instruments or other financial instruments are no longer highly effective as a hedge or when DOCOMO decides to discontinue the hedging relationship.

Cash flows from derivative instruments that are designated as qualifying hedges are classified in the consolidated statements of cash flows under the same categories as the cash flows from the relevant assets, liabilities or anticipated transactions.

Accrued liabilities for point programs—

DOCOMO offers “docomo Points Service,” which provides benefits, including discount on handset, to customers in exchange for points that DOCOMO grants customers based on the usage of cellular and other services and record “Accrued liabilities for point programs” relating to the points that customers earn. In determining the accrued liabilities for point programs, DOCOMO estimates such factors as the point utilization rate reflecting the forfeitures by, among other things, cancellation of subscription.

Employees’ retirement benefit plans—

DOCOMO recognizes the funded status of its defined benefit plans, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Net losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and prior service cost due to the changes of benefit plans, both of which are included in “Accumulated other comprehensive income (loss),” are amortized to earnings over the expected average remaining service period of employees on a straight-line basis.

Revenue recognition—

DOCOMO primarily generates revenues from two sources—wireless services and equipment sales. These revenue sources are separate and distinct earnings processes. Wireless service is sold to the subscriber directly or through third-party resellers who act as agents, while equipment, including handsets, are sold principally to agent resellers.

DOCOMO sets its wireless services rates in accordance with the Japanese Telecommunications Business Act and government guidelines, which currently allow wireless telecommunications operators to set their own tariffs without government approval. Wireless service revenues primarily consist of basic monthly charges, airtime charges and fees for activation.

Basic monthly charges and airtime charges are recognized as revenues at the time the service is provided to the subscribers. DOCOMO’s monthly billing plans for cellular (FOMA and mova) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. DOCOMO offers a billing arrangement called “Nikagetsu Kurikoshi” (2 month carry-over), in which the unused allowances are automatically carried over for up to the following two months. In addition, DOCOMO offers an arrangement which enables the unused allowances that were carried over for the two months to be automatically used to cover the airtime and/or packet charges exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families. Out of the unused allowance in a month, DOCOMO defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, DOCOMO recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Equipment sales are recognized as revenues when equipment is accepted by agent resellers and all inventory risk is transferred from DOCOMO. Certain commissions paid to agent resellers are recognized as a reduction of revenue upon delivery of the equipment to such agent resellers.

DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers. DOCOMO then includes current installments for the receivable for the purchased handset with basic monthly charges and airtime charges for the installment payment term. This is a separate contract from the wireless services contract between DOCOMO and the subscriber or the handset purchase agreement between the agent reseller and the subscriber, and cash collection from the subscriber is the recovery of the cash payment. Therefore, cash collection from subscribers for the purchased handsets does not have an impact on DOCOMO’s revenue.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are also deferred to the extent of the related upfront fee amount and are amortized over the same period.

Deferred revenue and deferred charges as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Current deferred revenue	¥81,219	¥67,664
Long-term deferred revenue	72,214	75,657
Current deferred charges	11,481	12,913
Long-term deferred charges	72,214	75,657

Current deferred revenue is included in “Other current liabilities” in the consolidated balance sheets.

Selling, general and administrative expenses—

Selling, general and administrative expenses primarily include commissions paid to sales agents, expenses associated with point programs, advertising expenses, as well as other expenses such as payroll and related benefit costs of personnel not directly involved in the service operations and maintenance process. Commissions paid to sales agents represent the largest portion of selling, general and administrative expenses.

Income taxes—

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

DOCOMO determines whether it is more likely than not that a tax position will be sustained and, if any, DOCOMO determines the amount of tax benefit to recognize in the financial statements. DOCOMO has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income and comprehensive income.

Earnings per share attributable to NTT DOCOMO, INC.—

Basic earnings per share attributable to NTT DOCOMO, INC. include no dilution and are computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share attributable to NTT DOCOMO, INC. assume the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

DOCOMO did not issue dilutive securities during the years ended March 31, 2010, 2011 and 2012, and therefore there is no difference between basic and diluted earnings per share attributable to NTT DOCOMO, INC.

Foreign currency translation—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of the transactions. The accompanying translation adjustments are included in “Accumulated other comprehensive income (loss).”

Foreign currency receivables and payables of DOCOMO are translated at appropriate year-end current rates and the accompanying translation gains or losses are included in earnings currently.

The effects of exchange rate fluctuations from the initial transaction date to the settlement date are recorded as exchange gain or loss, which are included in “Other income (expense)” in the accompanying consolidated statements of income and comprehensive income.

(c) The Great East Japan Earthquake

The Great East Japan Earthquake and the subsequent tsunami on March 11, 2011, damaged some of DOCOMO’s base station facilities located in certain areas of Tohoku region, and caused the temporary disruption of mobile phone services. For the fiscal year ended March 31, 2011, ¥7,123 million was recognized in operating expenses as a result of this disaster. Most of these expenses were recognized in the mobile phone business segment.

There were no significant additional costs and expenses incurred and not significant changes to previously estimated accrued costs and expenses by DOCOMO for this disaster for the fiscal year ended March 31, 2012.

Cash and cash equivalents	12 Months Ended
Mar. 31, 2012
Cash and cash equivalents

3. Cash and cash equivalents:

“Cash and cash equivalents” as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011	2012
Cash	¥305,574	¥161,597
Certificates of deposit	210,000	20,000
Commercial paper	199,977	199,979
Bailment for consumption	50,000	140,000
Other	—	502

Total	¥765,551	¥522,078

The aggregate amount of commercial paper as of March 31, 2011 and 2012 were ¥259,972 million and ¥259,953 million, respectively and ¥59,995 million and ¥59,974 million was recorded in “Short-term investments” in the consolidated balance sheet as they have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year in addition to the amounts in “Cash and cash equivalents,” which is stated above. Commercial paper is classified as held-to-maturity securities and their amortized amounts approximate their fair value.

The aggregate amount of certificates of deposit as of March 31, 2011 and 2012 were ¥220,000 million and ¥200,000 million, respectively and ¥10,000 million and ¥180,000 million was recorded in “Short-term investments” in the consolidated balance sheet as they have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year in addition to the amounts in “Cash and cash equivalents,” which is stated above.

Information regarding “Bailment for consumption” is disclosed in Note 13.

Inventories	12 Months Ended
Mar. 31, 2012
Inventories

4. Inventories:

“Inventories” as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011	2012
Telecommunications equipment to be sold	¥141,106	¥140,634
Materials and supplies	2,560	2,993
Other	2,691	2,936

Total	¥146,357	¥146,563

Investments in affiliates	12 Months Ended
Mar. 31, 2012
Investments in affiliates

5. Investments in affiliates:

Sumitomo Mitsui Card Co., Ltd.—

As of March 31, 2011 and 2012, DOCOMO held 34% of the outstanding common shares of Sumitomo Mitsui Card Co., Ltd. (“Sumitomo Mitsui Card”). DOCOMO entered into an agreement with Sumitomo Mitsui Card, Sumitomo Mitsui Financial Group, Inc. and Sumitomo Mitsui Banking Corporation to jointly promote the credit transaction services which use mobile phones compatible with the “Osaifu-Keitai” (wallet-phone) service.

Philippine Long Distance Telephone Company—

As of March 31, 2011 and 2012, DOCOMO held approximately 14% and 15%, respectively, of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunication operator in the Philippines. PLDT is a public company listed on the Philippine Stock Exchange and the New York Stock Exchange.

On March 14, 2006, DOCOMO acquired approximately 7% of PLDT’s outstanding common shares for ¥52,213 million from NTT Communications Corporation (“NTT Com”), a subsidiary of NTT. From March 2007 to February 2008, DOCOMO acquired approximately an additional 7% common equity interest for ¥98,943 million in the market. Furthermore, DOCOMO acquired an additional common equity interest for ¥19,519 million in November, 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease DOCOMO’s interest in PLDT. As a result, DOCOMO and NTT Com held approximately 15% and 6%, respectively, of PLDT’s outstanding common shares. Together with the PLDT common shares continued to be held by NTT Com, on a consolidated basis NTT held approximately 20% of the total outstanding common shares of PLDT.

In accordance with an agreement entered into on January 31, 2006 between PLDT and its major shareholders, including NTT Com and DOCOMO, DOCOMO has the right to exercise the voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com. As DOCOMO obtained the ability to exercise significant influence over PLDT, DOCOMO has accounted for the investment by applying the equity method from the date of the initial acquisition of PLDT shares.

On June, 2011, the Supreme Court of the Philippines promulgated a Decision, in which the Court held that non-voting preferred shares are not included in the computation of the Filipino-alien equity requirement of public utilities companies. Although the Supreme Court decision is not final and still under reconsideration, and PLDT is not a party to this case, amendments to the Articles of Incorporation to issue the voting preferred stock were approved in the Special Meeting of Stockholders on March 22, 2012. Upon the approval of the amendments by the Philippine Securities and Exchange Commission, the voting preferred stock could be newly issued in future.

DOCOMO’s carrying amount of its investment in PLDT was ¥95,859 million and ¥108,582 million as of March 31, 2011 and 2012, respectively. The aggregate market price of the PLDT shares owned by DOCOMO was ¥119,749 million and ¥162,411 million as of March 31, 2011 and 2012, respectively.

Tata Teleservices Limited—

As of March 31, 2011 and 2012, DOCOMO held approximately 26% and 27%, respectively, of the outstanding common shares of Tata Teleservices Limited (“TTSL”).

On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, DOCOMO acquired TTSL’s outstanding common shares for ¥252,321 million pursuant to the capital alliance and accounted for the investment by applying the equity method.

DOCOMO determined the fair value of tangible, intangible and other assets and liabilities of TTSL with the assistance of an independent third party appraiser in order to recognize and account for DOCOMO’s share of identifiable intangible assets and embedded goodwill of its equity investment in TTSL. During the year ended March 31, 2010, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in TTSL were charged to equity in net income (loss) of affiliates. As a result, “Equity in net income (losses) of affiliates, net of applicable taxes” in the consolidated statement of income and comprehensive income for the year ended March 31, 2010 decreased by ¥2,788 million and “Investments in affiliates” in the consolidated balance sheet as of March 31, 2010 decreased by ¥4,710 million.

DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL decided to use the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, DOCOMO’s equity interest in TTSL slightly increased to approximately 27%.

Impairment—

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates including those mentioned above when there are indications that a decline in value below carrying amount may be other than temporary. As a result of such evaluations, DOCOMO recorded impairment charges for other-than-temporary declines during the year ended March 31, 2012. The impact of impairment charges on DOCOMO’s results of operations or financial position was inconsequential. The impairment charges are included in “Equity in net income (losses) of affiliates, net of applicable taxes” in the accompanying statements of income and comprehensive income. DOCOMO has determined that the estimated fair values of each of its investments in affiliates as of March 31, 2011 and 2012 are not less than the related carrying values on an individual basis.

All of the equity method investees, except for PLDT, are privately held companies as of March 31, 2012.

DOCOMO’s shares of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥11,967 million, ¥14,531 million and ¥22,208 million, as of March 31, 2010, 2011 and 2012, respectively. DOCOMO does not have significant business transactions with its affiliates.

The total carrying value of DOCOMO’s “Investments in affiliates” in the accompanying consolidated balance sheets as of March 31, 2011 and 2012 was greater by ¥382,037 million and ¥323,097 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.

The condensed combined financial information of all affiliates is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥1,164,247	¥1,245,671
Non-current assets	1,376,831	1,461,178
Current liabilities	1,035,196	1,141,486
Long-term liabilities	850,160	824,211
Equity	655,722	741,152

Redeemable preferred stock	1,533	1,233
Noncontrolling interests	30,280	27,905

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥888,397	¥952,655
Operating income	107,133	90,451
Income (loss) from continuing operations	30,222	(5,365)
Net income (loss)	30,222	(5,365)
Net income attributable to shareholders’ of the affiliated companies	32,082	3,479

The condensed combined financial information of affiliates that recorded “Net income attributable to shareholders’ of the affiliated companies,” which primarily includes Sumitomo Mitsui Card and PLDT, is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥996,026	¥1,124,310
Non-current assets	725,890	877,558
Current liabilities	738,131	896,335
Long-term liabilities	530,089	496,179
Equity	453,696	609,354

Redeemable preferred stock	—	—
Noncontrolling interests	1,495	7,776

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥613,689	¥708,891
Operating income	162,143	141,617
Income from continuing operations	113,244	99,798
Net income	113,244	99,798
Net income attributable to shareholders’ of the affiliated companies	113,163	102,266

The condensed combined financial information of affiliates that recorded “Net loss attributable to shareholders’ of the affiliated companies,” which primarily includes TTSL, is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥168,221	¥121,361
Non-current assets	650,941	583,620
Current liabilities	297,065	245,151
Long-term liabilities	320,071	328,032
Equity	202,026	131,798

Redeemable preferred stock	1,533	1,233
Noncontrolling interests	28,785	20,129

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥274,708	¥243,764
Operating loss	(55,010)	(51,166)
Loss from continuing operations	(83,022)	(105,163)
Net loss	(83,022)	(105,163)
Net loss attributable to shareholders’ of the affiliated companies	(81,081)	(98,787)

Marketable securities and other investments	12 Months Ended
Mar. 31, 2012
Marketable securities and other investments

6. Marketable securities and other investments:

“Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Marketable securities:
Available-for-sale	¥117,763	¥115,995
Other investments	10,375	12,394

Marketable securities and other investments (Non-current)	¥128,138	¥128,389

Maturities of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥4	¥4	¥26	¥26
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥4	¥4	¥26	¥26

The aggregate cost, gross unrealized holding gains and losses and fair value by type of available-for-sale securities included in “Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥109,199	¥10,663	¥2,103	¥117,759
Debt securities	4	0	—	4

	Millions of yen
	2012
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥106,186	¥20,909	¥11,126	¥115,969
Debt securities	26	—	—	26

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Millions of yen
	2010	2011	2012
Proceeds	¥71,640	¥3,585	¥2,189
Gross realized gains	5,627	475	1,211
Gross realized losses	(4,934)	(22)	(202)

Gross unrealized holding losses on and fair value of available-for-sale securities and cost method investments included in other investments as of March 31, 2011 and 2012, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position were as follows:

	Millions of yen
	2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,781	¥874	¥10,351	¥1,229	¥15,132	¥2,103
Debt securities	—	—	—	—	—	—
Cost method investments	42	66	104	218	146	284

	Millions of yen
	2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥39,366	¥11,117	¥27	¥9	¥39,393	¥11,126
Debt securities	—	—	—	—	—	—
Cost method investments	287	1,489	17	102	304	1,591

Other investments include long-term investments in various privately held companies.

For long-term investments in various privately held companies for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. Accordingly, DOCOMO believes that it is not practicable to disclose estimated fair values of these cost method investments. Unless DOCOMO identifies events or changes in circumstances that may have had a significant adverse effect on the fair value of these investments, the fair value of such cost method investments is not estimated.

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Cost method investments included in other investments	¥10,341	¥12,353
Including: Investments whose fair values were not evaluated for impairment	9,714	10,381

The amount of other-than-temporary impairment of marketable securities and other investments is disclosed in Note 12.

DOCOMO held approximately 11% of the outstanding common shares of KT Freetel Co., Ltd. (“KTF”) as of March 31, 2009, with the initial acquisition cost of ¥65,602 million. On January 20, 2009, DOCOMO agreed with KT Corporation (“KT”) that DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF.

The exchange of KTF shares for KT exchangeable bonds and for KT common shares was carried out on May 27, 2009 and June 1, 2009, respectively. KT exchangeable bonds were acquired for ¥20,821 million and DOCOMO recognized ¥2,753 million of realized loss. KT common shares were acquired for ¥15,023 million and DOCOMO recognized ¥692 million of realized loss. The exchange of KT exchangeable bonds for KT ADRs was carried out on December 14, 2009. KT ADRs were acquired for ¥26,326 million and DOCOMO recognized ¥5,477 million of realized gain. These amounts are included in the table of proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the year ended March 31, 2010 which is presented above.

Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2012
Goodwill and other intangible assets

7. Goodwill and other intangible assets:

Goodwill—

The majority of DOCOMO’s goodwill was recognized when DOCOMO purchased all the remaining noncontrolling interests in its eight regional subsidiaries through share exchanges and made these subsidiaries wholly owned in November 2002.

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥142,083	¥56,353	¥198,436
Goodwill acquired during the year	10,852	—	10,852
Foreign currency translation adjustment	(1,219)	(1,901)	(3,120)
Other	(509)	(86)	(595)

Balance at end of year	¥151,207	¥54,366	¥205,573

	Millions of yen
	2012
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥151,207	¥54,366	¥205,573
Goodwill acquired during the year	1,611	5,645	7,256
Impairment losses	(6,310)	—	(6,310)
Foreign currency translation adjustment	(952)	(677)	(1,629)

Balance at end of year
Gross goodwill	151,866	59,334	211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	¥145,556	¥59,334	¥204,890

Segment information is disclosed in Note 14.

The main components of goodwill acquired during the years ended March 31, 2011 and 2012 were ¥10,852 million associated with the additional acquisition of 65.0% shares of PacketVideo Corporation and ¥5,636 million associated with the acquisition of 74.6% shares of Radishbo-ya Co., Ltd., respectively.

Because of the rapid adverse change in its business environment, DOCOMO recognized a ¥6,310 million non-cash goodwill impairment charge for its PacketVideo Corporation reporting unit. The fair value of this reporting unit was measured using the discounted cash flow method in combination with a market approach. The amount of this impairment loss was included in “Selling, general and administrative” of the consolidated statements of income and comprehensive income.

Other intangible assets—

Other intangible assets, as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥824,404	¥565,166	¥259,238
Internal-use software	1,092,442	816,389	276,053
Software acquired to be used in manufacture of handsets	190,722	96,107	94,615
Rights to use telecommunications facilities of wireline operators	19,052	7,126	11,926
Other	37,624	11,181	26,443

Total amortizable intangible assets	¥2,164,244	¥1,495,969	¥668,275

Unamortizable intangible assets:
Trademarks and trade names			¥3,981

Total unamortizable intangible assets			¥3,981

Total			¥672,256

	Millions of yen
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥921,565	¥652,665	¥268,900
Internal-use software	1,177,583	897,447	280,136
Software acquired to be used in manufacture of handsets	216,129	122,547	93,582
Rights to use telecommunications facilities of wireline operators	19,625	8,271	11,354
Other	38,130	15,201	22,929

Total amortizable intangible assets	¥2,373,032	¥1,696,131	¥676,901

Unamortizable intangible assets:
Trademarks and trade names			¥3,930

Total unamortizable intangible assets			¥3,930

Total			¥680,831

The amount of amortizable intangible assets acquired during the year ended March 31, 2012 was ¥239,549 million, the main components of which were software for telecommunications network in the amount of ¥98,456 million and internal-use software in the amount of ¥111,806 million. The weighted-average amortization period of such software for telecommunications network and internal-use software is 5.0 years and 4.8 years, respectively. Amortization of intangible assets for the years ended March 31, 2010, 2011 and 2012 was ¥187,393 million, ¥204,090 million and ¥224,488 million, respectively. Estimated amortization of existing intangible assets for fiscal years ending March 31, 2013, 2014, 2015, 2016 and 2017 is ¥202,072 million, ¥168,542 million, ¥132,559 million, ¥81,467 million, and ¥28,089 million, respectively. The weighted-average amortization period of the intangible assets acquired during the year ended March 31, 2012 is 5.0 years.

Other assets	12 Months Ended
Mar. 31, 2012
Other assets

8. Other assets:

“Other assets” as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011	2012
Deposits	¥59,615	¥59,637
Deferred customer activation costs	72,214	75,657
Installment receivables for handsets (Non-current).	75,391	88,716
Allowance for doubtful accounts	(1,118)	(1,530)
Long-term bailment for consumption to a related party	20,000	10,000
Other	23,817	23,267

Total	¥249,919	¥255,747

Information regarding “Long-term bailment for consumption to a related party” is disclosed in Note 13.

Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2012
Short-term borrowings and long-term debt

9. Short-term borrowings and long-term debt:

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥276	¥733
(Year ended March 31, 2011—weighted-average variable rate per annum : 5.3% as of March 31, 2011)
(Year ended March 31, 2012—weighted-average variable rate per annum : 2.7% as of March 31, 2012)

Total short-term borrowings	¥276	¥733

Long-term debt as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥407,032	¥240,000
(Year ended March 31, 2011—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2012-2019)
(Year ended March 31, 2012—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2013-2019)
Unsecured indebtedness to financial institutions	21,000	15,797
(Year ended March 31, 2011—interest rates per annum : 1.3%-1.5%, due : years ending March 31, 2012-2013)
(Year ended March 31, 2012—interest rates per annum : 0.7%-1.5%, due : years ending March 31, 2013-2014)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	70	150
(Year ended March 31, 2011—interest rates per annum : 2.4% as of March 31, 2011, due : year ending March 31, 2012)
(Year ended March 31, 2012—interest rates per annum : 9.7% as of March 31, 2012, due : year ending March 31, 2018)

Sub-total	¥428,102	¥255,947
Less: Current portion	(173,102)	(75,428)

Total long-term debt	¥255,000	¥180,519

Interest rates on DOCOMO’s debts are mainly fixed. DOCOMO uses interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM). Information relating to interest rate swap contracts is disclosed in Note 19. DOCOMO didn’t use interest rate swap transactions as of March 31, 2012. Interest costs related specifically to short-term borrowings and long-term debt for the years ended March 31, 2010, 2011 and 2012 totaled ¥7,441 million, ¥6,709 million and ¥4,356 million, respectively. “Interest expense” in the consolidated statements of income and comprehensive income excludes the amounts of capitalized interest.

The aggregate amounts of annual maturities of long-term debt as of March 31, 2012, were as follows:

Year ending March 31,	Millions of yen
2013	¥75,428
2014	70,421
2015	26
2016	26
2017	26
Thereafter	110,020

Total	¥255,947

Equity	12 Months Ended
Mar. 31, 2012
Equity

10. Equity:

Effective May 1, 2006, the Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.

The distributable amount available for the payments of dividends to shareholders as of March 31, 2012 was ¥3,810,822 million and was included in “Additional paid-in capital” and “Retained earnings.”

In the general meeting of shareholders held on June 19, 2012, the shareholders approved cash dividends of ¥116,109 million or ¥2,800 per share, payable to shareholders recorded as of March 31, 2012, which were declared by the board of directors on April 27, 2012.

In order to improve capital efficiency and to implement flexible capital policies in accordance with the business environment, DOCOMO acquires treasury stock.

With regard to the acquisition of treasury stock, the Corporate Law of Japan provides that (i) it can be done according to the resolution of the general meeting of shareholders, and (ii) the acquisition of treasury stock through open market transactions can be done according to the resolution of the board of directors if the articles of incorporation contain such a provision. The provision is stipulated in DOCOMO’s articles of incorporation.

Issued shares and treasury stock—

The changes in the number of issued shares and treasury stock for the years ended March 31, 2010, 2011 and 2012 were as follows.

DOCOMO has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2009	43,950,000	2,190,193

Acquisition of treasury stock based on the resolution of the board of directors	—	154,065
Retirement of treasury stock	(160,000)	(160,000)

As of March 31, 2010	43,790,000	2,184,258

Acquisition of treasury stock based on the resolution of the board of directors	—	138,141
Retirement of treasury stock	(140,000)	(140,000)

As of March 31, 2011	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2012	43,650,000	2,182,399

The general meeting of shareholders approved a stock repurchase plan as follows:

Date of the general meeting of shareholders	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
June 20, 2008	June 21, 2008 – June 20, 2009	900,000	¥150,000
The meeting of the board of directors approved stock repurchase plans as follows:
Date of the meeting of the board of directors	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
November 9, 2009	November 10, 2009 – November 30, 2009	160,000	¥20,000
December 17, 2010	December 20, 2010 – January 28, 2011	160,000	20,000

DOCOMO did not resolve any stock repurchase plans in the fiscal year ended March 31, 2012.

The aggregate number and price of shares repurchased for the years ended March 31, 2010, 2011 and 2012 were as follows:

Year ended March 31,	Shares	Millions of yen
2010	154,065	¥20,000
2011	138,141	20,000

DOCOMO did not repurchase its own shares in the fiscal year ended March 31, 2012.

Based on the resolution of the board of directors, DOCOMO retired its own shares held as treasury stock as shown in the following table. The share retirement resulted in a decrease of “Additional paid-in capital” in the same amount as the aggregate purchase price. There were no changes in the number of authorized shares.

Date of the board of directors	Shares	Millions of yen
March 26, 2010	160,000	¥27,936
March 28, 2011	140,000	24,195

DOCOMO did not retire its own shares in the fiscal year ended March 31, 2012.

Accumulated other comprehensive income (loss):

Changes in accumulated other comprehensive income (loss), net of applicable taxes, were as follows:

	Millions of yen
	Unrealized holding gains (losses) on available-for-sale securities	Change in fair value of derivative instruments	Foreign currency translation adjustment	Pension liability adjustment	Accumulated other comprehensive income (loss)
As of March 31, 2009	¥(4,112)	¥(50)	¥(32,987)	¥(28,540)	¥(65,689)
2010 change	15,096	(63)	5,852	7,425	28,310

As of March 31, 2010	¥10,984	¥(113)	¥(27,135)	¥(21,115)	¥(37,379)
2011 change	(5,293)	4	(27,854)	(6,433)	(39,576)

As of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)
2012 change	3,895	(2)	(28,984)	(2,483)	(27,574)

As of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)

The amount of taxes applied to the items in “Accumulated other comprehensive income (loss)” is described in Note 16.

Research and Development Expenses and Advertising Expenses	12 Months Ended
Mar. 31, 2012
Research and Development Expenses and Advertising Expenses

11. Research and development expenses and advertising expenses:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥109,916 million, ¥109,108 million and ¥108,474 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses are included in “Selling, general and administrative” expenses and amounted to ¥54,114 million, ¥54,984 million and ¥61,872 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Other income (expense)	12 Months Ended
Mar. 31, 2012
Other income (expense)

12. Other income (expense):

Other income (expense) included in “Other, net” in the consolidated statements of income and comprehensive income for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Net realized gains (losses) on dispositions of investments in affiliates	¥(26)	¥95	¥423
Net realized gains on dispositions of marketable securities and other investments	693	453	1,009
Other-than-temporary impairment loss on marketable securities and other investments	(4,007)	(13,424)	(4,030)
Foreign exchange gains (losses), net	(615)	(1,575)	(1,034)
Rental revenue received	2,524	1,804	1,765
Dividends income	4,652	4,819	4,362
Penalties and compensation for damages	2,204	1,605	1,419
Other, net	259	449	(18)

Total	¥5,684	¥(5,774)	¥3,896

Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions

13. Related party transactions:

As previously described, DOCOMO is majority-owned by NTT, which is a holding company for more than 700 companies comprising the NTT group.

DOCOMO has entered into a number of different types of transactions with NTT, its subsidiaries and its affiliated companies in the ordinary course of business. DOCOMO’s transactions with NTT group companies include purchases of wireline telecommunications services (i.e. for DOCOMO’s offices and operations facilities) based on actual usage, leasing of various telecommunications facilities and sales of DOCOMO’s various wireless telecommunications services. The balances of “Accounts payable, trade” due to the related parties as of March 31, 2011 and 2012 primarily consisted of accounts payables assumed for a number of different types of transactions with NTT group companies and Sumitomo Mitsui Card, which is our affiliated company. During the years ended March 31, 2010, 2011 and 2012, DOCOMO purchased capital equipment from NTT group companies in the amount of ¥72,928 million, ¥76,214 million and ¥91,416 million, respectively.

DOCOMO has entered into contracts of bailment of cash for consumption with NTT FINANCE CORPORATION (“NTT FINANCE”) for cash management purposes. NTT and its subsidiaries collectively own 99.3% of the voting interests in NTT FINANCE, of which DOCOMO owned 2.9% as of March 31, 2012. Accordingly, NTT FINANCE is a related party of DOCOMO. Under the terms of the contracts, excess cash generated at DOCOMO is bailed to NTT FINANCE and NTT FINANCE manages the funds on behalf of DOCOMO. DOCOMO can withdraw the funds upon its demand and receives relevant interests from NTT FINANCE. The funds are accounted for as “Cash and cash equivalents,” “Short-term investments,” or “Other assets” depending on the initial contract periods.

The balance of bailment was ¥70,000 million as of March 31, 2011. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥50,000 million and “Other assets” of ¥20,000 million in the consolidated balance sheet as of March 31, 2011. The contracts had remaining terms to maturity ranging up to 2 years and 9 months with an average interest rate of 0.3% per annum as of March 31, 2011.

The balance of bailment was ¥240,000 million as of March 31, 2012. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥140,000 million, “Short-term investments” of ¥90,000 million, and “Other assets” of ¥10,000 million in the consolidated balance sheet as of March 31, 2012. The contracts had remaining terms to maturity ranging up to 1 years and 9 months with an average interest rate of 0.1% per annum as of March 31, 2012.

The average balance of the contracts of bailment expired during the years ended March 31, 2010, 2011 and 2012 was ¥15,616 million, ¥82,959 million and ¥58,907 million, respectively. The recorded amounts of “Interest income” derived from the contracts were ¥75 million, ¥171 million and ¥183 million for the years ended March 31, 2010, 2011 and 2012, respectively.

In May, 2012, DOCOMO and NTT FINANCE entered into a basic contract regarding billing and collection of DOCOMO’s billing claims. Pursuant to this contract, the meeting of the board of directors resolved to enter into an individual contract regarding the transfer of billing claims with NTT FINANCE in June, 2012. Under the contracts, billing claims which will be billed to customers for DOCOMO’s telecommunications services on or after July 1, 2012 will be transferred, at fair value, to NTT FINANCE.

Segment reporting	12 Months Ended
Mar. 31, 2012
Segment reporting

14. Segment reporting:

DOCOMO’s chief operating decision maker (“CODM”) is its board of directors. The CODM evaluates the performance and makes resource allocations of its segments based on the information derived from DOCOMO’s internal management reports. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. There were no transactions between the operating segments.

DOCOMO has five operating segments, which consist of mobile phone business, credit services business, home shopping services business, internet connection services business for hotel facilities, and miscellaneous businesses. The mobile phone business includes mobile phone services (Xi services, FOMA services, and mova services), packet communications services, satellite mobile communications services, international services and the equipment sales related to these services. Credit services business primarily includes DCMX services. Home shopping services business includes home shopping services business provided primarily through TV media. Internet connection services business for hotel facilities includes high-speed internet connection services for hotel facilities, which are provided in many countries in the world, mainly Asia and Europe. The miscellaneous businesses primarily includes advertisement services, development, sales and maintenance of IT systems.

Due to its quantitative significance, only the mobile phone business qualifies as a reportable segment and therefore is disclosed as such. The remaining four operating segments are each quantitatively insignificant and therefore combined and disclosed as “all other businesses.”

Assets by segment are not included in the management reports which is reported to the CODM, however, they are disclosed herein only for the purpose of additional information. The “Reconciliation” column in the tables below is included to reflect the recorded amounts of common assets which are not allocated to any segments and assets in “Reconciliation” primarily include cash, securities and investments in affiliates. DOCOMO allocates amounts of asset and related depreciation and amortization to common assets, such as buildings for telecommunications purposes and common facilities, on a systematic and rational basis based on the proportionate amount of network assets of each segment. Capital expenditures in the “Reconciliation” column include certain expenditures related to the buildings for telecommunications purposes and common facilities, which are not allocated to each segment.

	Millions of yen
Year ended March 31, 2010	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,167,704	¥116,700	¥4,284,404	¥—	¥4,284,404
Operating expenses	3,322,064	128,095	3,450,159	—	3,450,159

Operating income (loss)	¥845,640	¥(11,395)	¥834,245	¥—	¥834,245

Other income (expense)					¥1,912

Income before income taxes and equity in net income (losses) of affiliates					¥836,157

Depreciation and amortization	¥691,851	¥9,295	¥701,146	¥—	¥701,146

Other significant non-cash item:
Point program expense	¥134,954	¥7,266	¥142,220	¥—	¥142,220

Total assets	¥4,949,025	¥259,283	¥5,208,308	¥1,548,467	¥6,756,775

Capital expenditures	¥556,829	¥—	¥556,829	¥129,679	¥686,508

	Millions of yen
Year ended March 31, 2011	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥4,224,273	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	3,379,544	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥844,729	¥—	¥844,729

Other income (expense)					¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates					¥835,338

Depreciation and amortization	¥682,029	¥11,034	¥693,063	¥—	¥693,063

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥126,847	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥5,130,263	¥1,661,330	¥6,791,593

Capital expenditures	¥520,770	¥4,759	¥525,529	¥142,947	¥668,476

	Millions of yen
Year ended March 31, 2012	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,110,585	¥129,418	¥4,240,003	¥—	¥4,240,003
Operating expenses	3,224,241	141,302	3,365,543	—	3,365,543

Operating income (loss)	¥886,344	¥(11,884)	¥874,460	¥—	¥874,460

Other income (expense)					¥2,498

Income before income taxes and equity in net income (losses) of affiliates					¥876,958

Depreciation and amortization	¥674,330	¥10,453	¥684,783	¥—	¥684,783

Other significant non-cash item:
Point program expense	¥89,378	¥6,412	¥95,790	¥—	¥95,790

Total assets	¥4,970,087	¥343,293	¥5,313,380	¥1,634,702	¥6,948,082

Capital expenditures	¥561,661	¥23,584	¥585,245	¥141,588	¥726,833

DOCOMO does not disclose geographical information, since the amounts of operating revenues generated and long-lived assets owned outside Japan are immaterial.

There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31, 2010, 2011 and 2012.

For segment information related to goodwill impairment losses, see Note 7.

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2010	2011	2012
Wireless services	¥3,776,909	¥3,746,869	¥3,741,114
Cellular services revenues	3,499,452	3,407,145	3,385,737
—Voice revenues	1,910,499	1,712,218	1,541,884
Including: FOMA services	1,785,518	1,658,863	1,518,328
—Packet communications revenues	1,588,953	1,694,927	1,843,853
Including: FOMA services	1,558,284	1,679,840	1,809,790
Other revenues	277,457	339,724	355,377
Equipment sales	507,495	477,404	498,889

Total operating revenues	¥4,284,404	¥4,224,273	¥4,240,003

Employees' retirement benefits	12 Months Ended
Mar. 31, 2012
Employees' retirement benefits

15. Employees’ retirement benefits:

Severance payments and contract-type corporate pension plan—

Employees whose services with DOCOMO are terminated are normally entitled to lump-sum severance or retirement payments and pension benefits based on internal labor regulations. The amounts are determined by a combination of factors such as the employee’s salary eligibility, length of service and other conditions. The pension benefit is covered by the non-contributory defined benefit pension plans (“Defined benefit pension plans”) sponsored by DOCOMO.

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2011 and 2012. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2011	2012
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥190,368	¥196,064
Service cost	9,244	9,491
Interest cost	3,894	3,831
Actuarial (gain) loss	1,586	2,150
Recognition of prior service cost	—	145
Transfer of liability from defined benefit pension plans of the NTT group	328	546
Other	7	271
Benefit payments	(9,363)	(10,095)

Projected benefit obligation, end of year	¥196,064	¥202,403

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥77,070	¥77,813
Actual return on plan assets	(1,407)	1,095
Employer contributions	5,053	5,254
Transfer of plan assets from defined benefit pension plans of the NTT group	77	105
Benefit payments	(2,980)	(3,005)

Fair value of plan assets, end of year	¥77,813	¥81,262

At March 31:
Funded status	¥(118,251)	¥(121,141)

The amounts recognized in DOCOMO’s consolidated balance sheets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Liability for employees’ retirement benefits	¥(118,290)	¥(121,187)
Prepaid pension cost	39	46

Net amount recognized	¥(118,251)	¥(121,141)

Prepaid pension cost is included in “Other assets” in the consolidated balance sheets.

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Actuarial gains (losses), net	¥(42,262)	¥(43,242)
Prior service cost, net	12,611	10,583
Transition obligation	(935)	(810)

Total	¥(30,586)	¥(33,469)

The accumulated benefit obligation for the Defined benefit pension plans was ¥190,067 million and ¥196,512 million as of March 31, 2011 and 2012, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥196,025	¥202,346
Fair value of plan assets	77,735	81,159
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥190,028	¥196,454
Fair value of plan assets	77,735	81,159

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Service cost	¥9,204	¥9,244	¥9,491
Interest cost on projected benefit obligation	3,979	3,894	3,831
Expected return on plan assets	(1,649)	(1,714)	(1,569)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	2,190	1,497	1,644
Amortization of transition obligation	125	125	125

Net periodic pension cost	¥11,942	¥11,139	¥11,615

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥(7,623)	¥4,707	¥2,624
Prior service cost arising during period, net	—	—	121
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(2,190)	(1,497)	(1,644)
Amortization of transition obligation	(125)	(125)	(125)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(8,031)	¥4,992	¥2,883

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥3,911 million, ¥16,131 million and ¥14,498 million for the years ended March 31, 2010, 2011 and 2012, respectively.

The amount of actuarial losses, transition obligation and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net pension cost during the year ending March 31, 2013 is ¥1,667 million, ¥123 million and ¥(1,898) million, respectively.

The assumptions used in determination of the Defined benefit pension plans’ projected benefit obligations as of March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.0%	1.9%
Long-term rate of salary increases	2.9	2.9

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Discount rate	2.2%	2.1%	2.0%
Long-term rate of salary increases	2.2	2.2	2.9
Expected long-term rate of return on plan assets	2.5	2.3	2.0

In determining the expected long-term rate of return on plan assets, DOCOMO considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥866	¥866	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,852	20,258	1,594	—
Domestic corporate bonds	8,023	—	8,023	—
Foreign government bonds	9,556	9,067	489	—
Foreign corporate bonds	455	89	354	12
Equity securities
Domestic stocks	16,873	16,849	24	—
Foreign stocks	7,515	7,515	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	966	—	966	—
Domestic equity securities	997	—	997	—
Foreign debt securities	632	—	632	—
Foreign equity securities	583	—	583	—
Life insurance company general accounts	7,528	—	7,528	—
Other	1,967	(0)	(2)	1,969

Total	¥77,813	¥54,644	¥21,188	¥1,981

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥753	¥753	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	29,628	28,266	1,362	—
Domestic corporate bonds	8,795	—	8,795	—
Foreign government bonds	6,964	6,883	81	—
Foreign corporate bonds	294	19	275	—
Equity securities
Domestic stocks	12,336	12,336	—	—
Foreign stocks	8,122	8,122	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	837	—	837	—
Domestic equity securities	703	—	703	—
Foreign debt securities	498	—	498	—
Foreign equity securities	679	—	679	—
Life insurance company general accounts	9,454	—	9,454	—
Other	2,199	—	1	2,198

Total	¥81,262	¥56,379	¥22,685	¥2,198

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes fund of hedge funds and pension investment trust beneficiary rights. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The Defined benefit pension plans’ policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, DOCOMO selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. DOCOMO then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, DOCOMO will review the asset allocation as necessary. The target ratio in March 2012 was: domestic bonds, 53.0%; domestic stocks, 13.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 14.0%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

As of March 31, 2011 and 2012, securities owned by the Defined benefit pension plans as its plan assets included the stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥515 million (0.7% of total plan assets) and ¥282 million (0.3% of total plan assets), respectively.

DOCOMO expects to contribute ¥5,233 million to the Defined benefit pension plans in the year ending March 31, 2013.

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2013	¥11,119
2014	11,449
2015	11,616
2016	13,249
2017	12,652
2018-2022	68,912

Social welfare pension scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)—

DOCOMO participates in the national welfare pension plan (“National Plan”) and a contributory defined benefit pension plan sponsored by the NTT group (NTT Kigyou-Nenkin-Kikin or NTT Corporate Defined Benefit Pension Plan, “NTT CDBP”). The National Plan is a government-regulated social welfare pension plan under the Japanese Employees’ Pension Insurance Act and both NTT group and its employees provide contributions to such plan every year. The National Plan is considered a multi-employer plan and contributions to such plan are recognized as expenses. The total amount of contributions by DOCOMO was ¥14,425 million, ¥14,703 million and ¥15,414 million for the years ended March 31, 2010, 2011 and 2012, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

Both NTT group, including DOCOMO, and its employees provide contributions to the NTT CDBP to supplement the pension benefits to which the employees are entitled under the National Plan. The NTT CDBP is regulated under the Defined-Benefit Corporate Pension Act. The NTT CDBP is considered a defined benefit pension plan. The participation by DOCOMO and its subsidiaries in the NTT CDBP is accounted for as a single employer plan. The number of DOCOMO’s employees covered by the NTT CDBP as of March 31, 2011 and 2012 represented approximately 11.0% and 11.4% of the total members.

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2011 and 2012. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2011 and 2012.

	Millions of yen
	2011	2012
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥88,714	¥97,299
Service cost	3,256	3,478
Interest cost	1,849	1,897
Actuarial (gain) loss	4,527	2,104
Internal adjustment due to transfer of employees within the NTT group	(445)	(630)
Other	883	211
Benefit payments	(1,485)	(1,575)

Projected benefit obligation, end of year	¥97,299	¥102,784

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥63,599	¥62,942
Actual return on plan assets	(930)	1,469
Employer contributions	803	834
Employee contributions	413	416
Internal adjustment due to transfer of employees within the NTT group	(341)	(433)
Other	883	211
Benefit payments	(1,485)	(1,575)

Fair value of plan assets, end of year	¥62,942	¥63,864

At March 31:
Funded status	¥(34,357)	¥(38,920)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Actuarial gains (losses), net	¥(18,002)	¥(19,132)
Prior service cost, net	1,069	712

Total	¥(16,933)	¥(18,420)

The accumulated benefit obligation for the NTT CDBP regarding DOCOMO employees was ¥77,436 million and ¥81,826 million at March 31, 2011 and 2012, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥97,299	¥102,784
Fair value of plan assets	62,942	63,864
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥77,380	¥81,749
Fair value of plan assets	62,880	63,782

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Service cost	¥3,216	¥3,256	¥3,478
Interest cost on projected benefit obligation	1,798	1,849	1,897
Expected return on plan assets	(1,402)	(1,583)	(1,519)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	874	326	1,024
Contribution from employees	(411)	(413)	(416)

Net periodic pension cost	¥3,718	¥3,078	¥4,107

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥(4,221)	¥7,040	¥2,154
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(874)	(326)	(1,024)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(4,738)	¥7,071	¥1,487

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥(1,020) million, ¥10,149 million and ¥5,594 million for the years ended March 31, 2010, 2011 and 2012, respectively.

The amount of actuarial losses and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net periodic pension cost during the year ending March 31, 2013 is ¥1,077 million and ¥(356) million, respectively.

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.0%	1.9%
Long-term rate of salary increases	3.3	3.3

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Discount rate	2.2%	2.1%	2.0%
Long-term rate of salary increases	2.6	3.4	3.3
Expected long-term rate of return on plan assets	2.5	2.5	2.5

In determining the expected long-term rate of return on plan assets, the NTT CDBP considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥637	¥637	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	10,459	9,301	1,158	—
Domestic corporate bonds	15,507	—	15,507	—
Foreign government bonds	4,991	4,731	260	—
Foreign corporate bonds	163	22	141	—
Equity securities
Domestic stocks	14,849	14,809	40	—
Foreign stocks	8,574	8,574	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	814	—	814	—
Domestic equity securities	1,545	—	1,545	—
Foreign debt securities	581	—	581	—
Foreign equity securities	667	—	667	—
Life insurance company general accounts	3,745	—	3,745	—
Other	410	—	0	410

Total	¥62,942	¥38,074	¥24,458	¥410

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥417	¥417	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,705	20,623	1,082	—
Domestic corporate bonds	6,279	—	6,279	—
Foreign government bonds	4,916	4,870	46	—
Foreign corporate bonds	173	9	164	—
Equity securities
Domestic stocks	13,700	13,699	1	—
Foreign stocks	7,721	7,721	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,055	—	1,055	—
Domestic equity securities	1,383	—	1,383	—
Foreign debt securities	883	—	883	—
Foreign equity securities	973	—	973	—
Life insurance company general accounts	4,329	—	4,329	—
Other	330	—	(0)	330

Total	¥63,864	¥47,339	¥16,195	¥330

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes loans to employees and lease receivables. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The NTT CDBP’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, the NTT CDBP selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. The NTT CDBP then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, the NTT CDBP will review the asset allocation as necessary. The weighted average target ratio in March 2012 was: domestic bonds, 47.7%; domestic stocks, 20.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 7.0%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

As of March 31, 2011 and 2012, domestic stock owned by the NTT CDBP as its plan assets included common stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥6,974 million (0.8% of total plan assets) and ¥4,727 million (0.5% of total plan assets), respectively.

DOCOMO expects to contribute ¥817 million to the NTT CDBP in the year ending March 31, 2013.

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2013	¥1,691
2014	2,060
2015	2,220
2016	2,375
2017	2,500
2018-2022	13,814

Income taxes	12 Months Ended
Mar. 31, 2012
Income taxes

16. Income taxes:

Total income taxes for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Income from continuing operations before equity in net income (losses) of affiliates	¥338,197	¥337,837	¥402,534
Equity in net income (losses) of affiliates	(1,270)	(5,031)	(10,736)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	9,109	(8,509)	(279)
Less: Reclassification of realized gains and losses included in net income	1,335	4,827	1,396
Change in fair value of derivative instruments	(43)	2	14
Less: Reclassification of realized gains and losses included in net income	—	—	—
Foreign currency translation adjustment	3,082	(12,523)	(18,713)
Less: Reclassification of realized gains and losses included in net income	(24)	245	2,021
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	4,702	(4,388)	(1,463)
Prior service cost arising during period, net	—	33	(50)
Less: Amortization of prior service cost	(923)	(928)	(928)
Less: Amortization of actuarial gains and losses	1,280	788	1,107
Less: Amortization of transition obligation	55	61	53

Total income taxes	¥355,500	¥312,414	¥374,956

Substantially all income or loss before income taxes and income tax expense (benefit) are domestic.

For the years ended March 31, 2010, 2011 and 2012, DOCOMO and its domestic subsidiaries were subject to a National Corporate Tax of 30%, a Corporate Inhabitant Tax of approximately 6% and a deductible Corporate Enterprise Tax and Special Local Corporate Tax of approximately 8%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipality.

The aggregate statutory income tax rates for the years ended March 31, 2010, 2011 and 2012 were 40.8%. The effective income tax rate for the years ended March 31, 2010, 2011 and 2012 was 40.4%, 40.4% and 45.9%, respectively.

Reconciliation of the difference of the effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2010	2011	2012
Statutory income tax rate	40.8%	40.8%	40.8%
Expenses not deductible for tax purposes	0.1	0.1	0.4
Tax credit for special tax treatment	(0.8)	(0.8)	(0.7)
Change in valuation allowance	0.1	0.1	0.9
Effect of enacted changes in tax laws and rates	—	—	4.7
Other	0.2	0.2	(0.2)

Effective income tax rate	40.4%	40.4%	45.9%

The amendments to the Japanese corporate tax law were enacted on November 30, 2011, and the corporate tax rate will be changed effectively from April 1, 2012. The aggregate statutory income tax rate declined from 40.8% to 38.1% or 35.8% to be used in measuring deferred tax assets and liabilities after the enactment date, resulting from temporary differences that are expected to be recovered or settled during the fiscal years from April 1, 2012 to March 31, 2015, or April 1, 2015 and thereafter. Due to the change in the enacted tax rates, net deferred tax assets as of enactment date decreased by ¥36,454 million, and the adjustment to deffered tax assets and liabilities as of enactment date amounted to ¥36,454 million is recorded in the “Income taxes—deferred” on the consolidated statements of income and comprehensive income. Net income attributable to NTT DOCOMO, INC. decreased by ¥36,582 million as of enacted date.

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Deferred tax assets:
Accrued liabilities for loyalty programs	¥116,137	¥92,289
Property, plant and equipment and intangible assets principally due to differences in depreciation and amortization	93,924	80,143
Liability for employees’ retirement benefits	61,191	56,603
Foreign currency translation adjustment	23,543	35,500
Investments in affiliates	19,342	29,217
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	28,453	20,794
Compensated absences	12,730	12,160
Accrued enterprise tax	12,513	11,609
Marketable securities and other investments	15,322	10,609
Asset retirement obligations	6,373	7,825
Accrued bonus	7,377	7,019
Inventories	4,409	6,706
Accrued commissions to agent resellers	4,355	4,870
Other	23,491	26,758

Sub-total deferred tax assets	¥429,160	¥402,102
Less: Valuation allowance	(2,338)	(10,680)

Total deferred tax assets	¥426,822	¥391,422

Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	¥3,927	¥5,043
Identifiable intangible assets	5,503	4,227
Property, plant and equipment due to differences in capitalized interest	2,358	2,031
Other	1,650	1,463

Total deferred tax liabilities	¥13,438	¥12,764

Net deferred tax assets	¥413,384	¥378,658

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Deferred tax assets (Current assets)	¥83,609	¥76,858
Deferred tax assets (Non-current investments and other assets)	331,633	303,556
Other current liabilities	—	—
Other long-term liabilities	(1,858)	(1,756)

Total	¥413,384	¥378,658

As of and for the years ended March 31, 2010, 2011 and 2012, DOCOMO had no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods and does not believe that there will be any significant increases or decreases within the next 12 months. The total amounts of interest and penalties related to unrecognized tax benefits for the years ended March 31, 2010, 2011 and 2012 are immaterial.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carry-forwards become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The net changes in the total valuation allowance were an increase of ¥806 million for the year ended March 31, 2010, an increase of ¥1,081 million for the year ended March 31, 2011, and an increase of ¥8,342 million for the year ended March 31, 2012, respectively. Management believes that it is more likely than not that the deferred tax assets less valuation allowances of certain subsidiaries will be realized; however, that assessment could change in the near term if estimates of future taxable income during the carry-forward period are reduced.

DOCOMO mainly files income tax returns in Japan. DOCOMO is no longer subject to regular income tax examination by the tax authority before the year ended March 31, 2011.

Other taxes—

The consumption tax rate for all taxable goods and services, with minor exceptions, is 5%. Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by DOCOMO when purchasing goods and services.

Commitments and contingencies	12 Months Ended
Mar. 31, 2012
Commitments and contingencies

17. Commitments and contingencies:

Leases—

DOCOMO leases certain facilities and equipment under capital leases or operating leases.

Assets covered under capital leases at March 31, 2011 and 2012 were as follows:

	Millions of yen
Class of property	2011	2012
Machinery, vessels and equipment	¥13,360	¥12,359
Less: Accumulated depreciation and amortization	(8,802)	(9,266)

Total	¥4,558	¥3,093

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 were as follows:

Year ending March 31,	Millions of yen
2013	¥2,657
2014	1,638
2015	1,029
2016	557
2017	225
Thereafter	23

Total minimum lease payments	6,129
Less: Amount representing interest	(341)

Present value of net minimum lease payments	5,788
Less: Amounts representing estimated executory costs	(876)

Net minimum lease payments	4,912
Less: Current obligation	(2,134)

Long-term capital lease obligations	¥2,778

The above obligations are classified as part of other current and long-term liabilities as appropriate.

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2012 were as follows:

Year ending March 31,	Millions of yen
2013	¥2,627
2014	2,137
2015	1,971
2016	1,756
2017	1,543
Thereafter	8,543

Total minimum rent payments	¥18,577

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Millions of yen
	2010	2011	2012
Rent expense	¥68,673	¥62,666	¥69,782

Litigation—

DOCOMO is involved in litigation and claims arising in the ordinary course of business. Management believes that none of the litigation or claims outstanding, pending or threatened against DOCOMO would have a materially adverse effect on its results of operations, cash flows or financial position.

Purchase commitments—

DOCOMO has entered into various contracts for the purchase of property, plant and equipment, inventories (primarily handsets) and services. Commitments outstanding as of March 31, 2012 were ¥34,986 million (of which ¥3,143 million are with related parties) for property, plant and equipment, ¥20,373 million (of which none are with related parties) for inventories and ¥15,778 million (of which ¥909 million are with related parties) for the other purchase commitments.

Loan commitments—

DOCOMO conducts the cash advance service accompanying credit business. Total outstanding credit lines regarding loan commitments of the cash advance service as of March 31, 2011 and 2012 were ¥105,030 million and ¥115,922 million, respectively.

Credit lines are not necessarily executed to the maximum amount because these contracts contain a clause to lower the credit lines if there are reasonable grounds.

Guarantees—

DOCOMO enters into agreements in the normal course of business that provide guarantees for counterparties. These counterparties include subscribers, related parties, foreign wireless telecommunications service providers and other business partners.

DOCOMO provides subscribers with guarantees for product defects of cellular phone handsets sold by DOCOMO, but DOCOMO is provided with similar guarantees by the handset vendors and no liabilities were recognized for these guarantees.

Though the guarantees or indemnifications provided in transactions other than those with the subscribers are different in each contract, the likelihood of almost all of the performance of these guarantees or indemnifications are remote and amount of payments DOCOMO could be claimed for is not specified in almost all of the contracts. Historically, DOCOMO has not made any significant guarantee or indemnification payments under such agreements. DOCOMO estimates the fair value of the obligations related to these agreements is not significant. Accordingly, no liabilities were recognized for these obligations.

Fair value measurements	12 Months Ended
Mar. 31, 2012
Fair value measurements

18. Fair value measurements:

Fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value according to observability. The inputs are described as follows:

Level 1—quoted prices in active markets for identical assets or liabilities

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability

Level 3—unobservable inputs for the asset or liability

DOCOMO also distinguishes assets and liabilities measured at fair value every period on a recurring basis from those measured on a nonrecurring basis under specific situation.

(a) Assets and liabilities measured at fair value on a recurring basis

DOCOMO’s assets and liabilities measured at fair value on a recurring basis include available-for-sale securities and derivatives.

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥46,631	¥46,631	¥—	¥—
Equity securities (foreign)	71,128	71,128	—	—
Debt securities (foreign)	4	4	—	—

Total available-for-sale securities	117,763	117,763	—	—

Derivatives
Interest rate swap agreements	1,232	—	1,232	—

Total derivatives	1,232	—	1,232	—

Total	¥118,995	¥117,763	¥1,232	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥154	¥—	¥154	¥—
Foreign currency option contracts	1,859	—	1,859	—

Total derivatives	2,013	—	2,013	—

Total	¥2,013	¥—	¥2,013	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥51,808	¥51,808	¥—	¥—
Equity securities (foreign)	64,161	64,161	—	—
Debt securities (foreign)	30	30	—	—

Total available-for-sale securities	115,999	115,999	—	—

Total	¥115,999	¥115,999	¥—	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥1	¥—	¥1	¥—
Foreign currency option contracts	1,096	—	1,096	—

Total derivatives	1,097	—	1,097	—

Total	¥1,097	¥—	¥1,097	¥—

There were no transfers between Level 1 and Level 2.

Available-for-sale securities

Available-for-sale securities include marketable equity securities and debt securities, which are valued using quoted prices in active markets for identical assets. Therefore, these securities are classified as Level 1.

Derivatives

Derivative instruments are interest rate swap agreements, foreign exchange forward contracts and foreign currency option contracts, which are measured using valuation provided by financial institutions based on observable market data. Therefore, these derivatives are classified as Level 2. DOCOMO periodically validates the valuation of such derivatives using observable market data, such as interest rates.

(b) Assets and liabilities measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis and are not included in the table above. Changes of fair value in such assets and liabilities typically result from impairments.

DOCOMO may be required to measure fair value of long-lived assets, equity securities whose fair values are not readily determinable, and other assets or liabilities on a nonrecurring basis.

DOCOMO’s assets and liabilities that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2011 were immaterial.

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2012 were as follows.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3	gains (losses)
Assets:
Goodwill	¥3,897	¥—	¥—	¥3,897	¥(6,310)
Long-lived assets	353	—	—	353	(706)

Goodwill

Fair value of the reporting unit is measured based on discounted cash flow method in combination with a market approach using unobservable inputs. Therefore, it is classified as Level 3.

Long-lived assets

With the recognition of impairment loss, fair value is measured based on discounted cash flow method using unobservable inputs. Therefore, it is classified as Level 3.

Financial instruments	12 Months Ended
Mar. 31, 2012
Financial instruments

19. Financial instruments:

(a) Risk management

The fair values of DOCOMO’s assets and liabilities and DOCOMO’s cash flows may be negatively impacted by fluctuations in interest rates and foreign exchange rates. To manage these risks, DOCOMO uses derivative instruments such as interest rate swap agreements, foreign exchange forward contracts, non-deliverable forward contracts (NDF) and foreign currency option contracts as needed. The financial instruments are executed with creditworthy financial institutions and DOCOMO’s management believes that there is little risk of default by these counterparties. DOCOMO sets and follows internal regulations that establish conditions to enter into derivative contracts and procedures of approving and monitoring such contracts.

(b) Fair value of financial instruments

Financial instruments—

Carrying amounts of “Cash and cash equivalents,” “Short-term investments,” “Accounts receivable,” “Credit card receivables,” “Accounts payable, trade” and certain other financial instruments approximate their fair values except the items separately referred to below.

Long-term debt including current portion—

The fair value of long-term debt including current portion is estimated based on the discounted amounts of future cash flows using DOCOMO’s current incremental borrowings rates for similar liabilities.

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2011 and 2012 were as follows. Fair value is measured using observable market data, and these derivatives are classified as Level 2.

Millions of yen
2011		2012
Carrying amount	Fair value	Carrying amount	Fair value
¥ 428,102	¥438,483	¥255,947	¥267,157

Derivative instruments—

(i) Fair value hedge

DOCOMO uses interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM).

DOCOMO designated these derivatives as fair value hedges utilizing the short-cut method, which permits an assumption of no ineffectiveness if the key terms of these derivatives and those of certain hedged debt are identical.

The contract amount and fair value of the interest rate swap agreement as of March 31, 2011 were as follows:

Contract Term (in the year ended/ending March 31,)	Weighted average rate per annum		Millions of yen
			2011
	Receive fixed	Pay floating	Contract amount	Fair value
2004-2012	1.6%	0.7%	¥165,800	¥1,232

DOCOMO redeemed the unsecured corporate bonds hedged by the contract during the fiscal year ended March 31, 2012. DOCOMO didn’t use interest rate swap transactions as of March 31, 2012.

(ii) Derivatives not designated as hedging instruments

DOCOMO had foreign exchange forward contracts and foreign currency option contracts to hedge currency exchange risk associated with foreign currency assets and liabilities. DOCOMO did not designate such derivative instruments as hedging instruments.

The contract amounts as of March 31, 2011 and 2012 were as follows:

	Millions of yen
Instruments	2011	2012
Foreign exchange risk management
Foreign exchange forward contracts	¥4,296	¥713
Foreign currency option contracts	15,143	9,107

Total	¥19,439	¥9,820

(iii) The effect on the consolidated balance sheets

The locations and fair values of the derivative instruments as of March 31, 2011 and 2012, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2011	2012
Derivatives designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥1,232	¥—

Total		¥1,232	¥—

Liability derivatives

		Millions of yen
Instruments	Locations	2011	2012
Derivatives not designated as hedging instruments
Foreign exchange forward contracts
Foreign currency option contracts	Other current liabilities	¥154	¥1
	Other current liabilities	724	742
	Other long-term liabilities	1,135	354

Total		¥2,013	¥1,097

The fair values of derivative instruments were measured using valuation provided by financial institutions based on observable market data and represent the amount that DOCOMO could have settled with the counterparties to terminate the contracts outstanding as of March 31, 2011 and 2012.

(iv) The effect on the consolidated statements of income and comprehensive income

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2010, 2011 and 2012, recognized in the accompanying consolidated statements of income and comprehensive income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2010	2011	2012
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(136)	¥(2,065)	¥(1,232)

Total		¥(136)	¥(2,065)	¥(1,232)

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2010	2011	2012
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥67	¥(517)	¥36
Non-deliverable forward contracts (NDF)	Other, net*	16	71	82
Foreign currency option contracts	Other, net*	(565)	(1,059)	(146)

Total		¥(482)	¥(1,505)	¥(28)

*	“Other, net” was included in “Other income (expense).”

(v) Contingent features in derivatives

As of March 31, 2012, DOCOMO had no derivative instruments with credit-risk-related contingent features.

Other—

Information regarding “Investments in affiliates” and “Marketable securities and other investments” is disclosed in Notes 5 and 6, respectively.

Financing receivables	12 Months Ended
Mar. 31, 2012
Financing receivables

20. Financing receivables:

DOCOMO has financing receivables including installment receivables and credit card receivables. Installment receivables arise from providing funds for the subscribers’ handset purchase from agent resellers. Credit card receivables arise from usage of credit services by the customers. These receivables generally do not bear interest.

DOCOMO appropriately extends credit to customers upon these transactions and manages credit risks. When entering into installment payment or credit card contracts, DOCOMO performs credit check and manages the credit exposure thereafter by monitoring payment delays. The amounts per transaction for handset purchases and credit card usage are generally low and the billing cycle is also short, generally one month. Therefore, DOCOMO is able to maintain accurate past due information on a timely basis. Most of its customers utilize automated payment system to make cash payments, which mitigates the risk of uncollected receivables significantly. Despite a downturn in the economy in recent years, historical losses have not been significant. Due to the nature of the business and its effective credit control system, DOCOMO believes that a credit risk in its business is low.

Allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy. When it is determined that there is little possibility of collection based on the debtor’s solvency, such receivables are written off. Since DOCOMO appropriately extends credits, manages credit risks and writes off uncollectible receivables, the amount of past due receivables is not significant.

Financing receivables and related allowance for doubtful accounts as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Ending balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Ending balance: collectively evaluated for impairment	4,504	3,085	43	7,632
Ending balance: individually evaluated for impairment	—	—	188	188
Financing receivables:
Ending balance at March 31, 2011	¥303,124	¥160,446	¥7,463	¥471,033

Ending balance: collectively evaluated for impairment	303,124	160,446	7,275	470,845
Ending balance: individually evaluated for impairment	—	—	188	188

	Millions of yen
	2012
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Beginning balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Provision	4,719	2,399	195	7,313
Charge-offs	(3,116)	(2,157)	(30)	(5,303)
Ending balance at March 31, 2012	¥6,107	¥3,327	¥396	¥9,830

Ending balance: collectively evaluated for impairment	6,107	3,327	37	9,471
Ending balance: individually evaluated for impairment	—	—	359	359
Financing receivables:
Ending balance at March 31, 2012	¥316,385	¥189,163	¥9,056	¥514,604

Ending balance: collectively evaluated for impairment	316,385	189,163	8,563	514,111
Ending balance: individually evaluated for impairment	—	—	493	493

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT	12 Months Ended
Mar. 31, 2012
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions*	Balance at end of year
2010
Allowance for doubtful accounts	¥16,422	¥13,990	¥(10,732)	¥19,680
2011
Allowance for doubtful accounts	¥19,680	¥13,745	¥(14,286)	¥19,139
2012
Allowance for doubtful accounts	¥19,139	¥17,224	¥(11,283)	¥25,080
* Amounts written off.
	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions	Balance at end of year
2010
Valuation allowance for deferred tax assets	¥451	¥806	¥(0)	¥1,257
2011
Valuation allowance for deferred tax assets	¥1,257	¥1,090	¥(9)	¥2,338
2012
Valuation allowance for deferred tax assets	¥2,338	¥8,372	¥(30)	¥10,680

Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Mar. 31, 2012
Principles of Consolidation

Principles of consolidation—

The consolidated financial statements include accounts of DOCOMO and its majority-owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.

DOCOMO also evaluates whether DOCOMO has a controlling financial interest in an entity through means other than voting rights and accordingly determines whether DOCOMO should consolidate the entity. For the years ended March 31, 2010, 2011 and 2012, DOCOMO had no variable interest entities to be consolidated or disclosed.

Use of Estimates

Use of estimates—

The preparation of DOCOMO’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. DOCOMO has identified the following areas where it believes estimates and assumptions are particularly critical to the consolidated financial statements. These are determination of useful lives of property, plant and equipment, internal use software and other intangible assets, impairment of long-lived assets, impairment of investments, accrued liabilities for point programs, pension liabilities and revenue recognition.

Cash and Cash Equivalents	Cash and cash equivalents— DOCOMO considers cash in banks and short-term highly liquid investments with original maturities of 3 months or less at the date of purchase to be cash and cash equivalents.
Short-term Investments

Short-term investments—

Highly liquid investments, which have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year, are considered to be short-term investments.

Allowance for Doubtful Accounts

Allowance for doubtful accounts—

The allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy.

Inventories

Inventories—

Inventories are stated at the lower of cost or market. The cost of equipment sold is determined by the first-in, first-out method. Inventories consist primarily of handsets and accessories. DOCOMO evaluates its inventory mainly for obsolescence on a periodic basis and records valuation adjustments as required. Due to the rapid technological changes associated with the wireless telecommunications business, DOCOMO recognized losses on write-downs and disposals during the years ended March 31, 2010, 2011 and 2012 resulting in losses totaling ¥18,539 million, ¥9,821 million and ¥14,651 million, respectively, which were included in “Cost of equipment sold” in the accompanying consolidated statements of income and comprehensive income.

Property, Plant and Equipment

Property, plant and equipment—

Property, plant and equipment are stated at cost and include interest cost incurred during construction, as discussed below in “Capitalized interest.” Property, plant and equipment under capital leases are stated at the present value of minimum lease payments. Depreciation is computed by the declining-balance method at rates based on the estimated useful lives of the respective assets with the exception of buildings, which are depreciated on a straight-line basis. Useful lives are determined at the time the asset is acquired and are based on its expected use, past experience with similar assets and anticipated technological or other changes. If technological or other changes occur more or less rapidly or in a different form than anticipated or the intended use changes, the useful lives assigned to these assets are adjusted as appropriate. Property, plant and equipment held under capital leases and leasehold improvements are amortized using either the straight-line method or the declining-balance method, depending on the type of the assets, over the shorter of the lease term or estimated useful life of the asset.

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Depreciation and amortization expenses for the years ended March 31, 2010, 2011 and 2012 were ¥513,753 million, ¥488,973 million, and ¥460,295 million, respectively.

When depreciable telecommunications equipment is retired or abandoned in the normal course of business, the amounts of such telecommunications equipment and its accumulated depreciation are deducted from the respective accounts. Any remaining balance is charged to expense immediately. DOCOMO estimates the fair values of its asset retirement obligations to restore certain leased land and buildings used for DOCOMO’s wireless telecommunications equipment to their original states. The aggregate fair value of its asset retirement obligations does not have a material impact on DOCOMO’s results of operations or financial position.

Expenditures for replacements and betterments are capitalized, while expenditures for maintenance and repairs are expensed as incurred. Assets under construction are not depreciated until placed in service. The rental costs associated with ground or building operating leases that are incurred during a construction period are expensed.

Capitalized Interest

Capitalized interest—

DOCOMO capitalizes interest related to the construction of property, plant and equipment over the period of construction. DOCOMO also capitalizes interest associated with the development of internal-use software. DOCOMO amortizes such capitalized interest over the estimated useful lives of the related assets.

Investments in affiliates

Investments in affiliates—

The equity method of accounting is applied to investments in affiliates where DOCOMO is able to exercise significant influence over the investee, but does not have a controlling financial interest. Under the equity method of accounting, DOCOMO records its share of income and losses of the affiliate and adjusts its carrying amount. DOCOMO periodically reviews the facts and circumstances related thereto to determine whether or not it can exercise significant influence over the operating and financial policies of the affiliate. For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income and comprehensive income.

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates, which includes investor level goodwill, when there are indicators that a decline in value below its carrying amount may be other than temporary. In performing its evaluations, DOCOMO utilizes various information including cash flow projections, independent valuations and, as applicable, quoted market values to determine recoverable amounts and the length of time an investment’s carrying value exceeds its estimated current recoverable amount. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Marketable Securities and Other Investments

Marketable securities and other investments—

Marketable securities consist of debt and equity securities. DOCOMO determines the appropriate classification of its investment securities at the time of purchase. DOCOMO periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates that a decline in value is other than temporary, the security is written down to its estimated fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether a decline in value is other than temporary, DOCOMO considers whether DOCOMO has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in value, the severity and duration of the decline, changes in value subsequent to year-end, forecasted earnings performance of the investee and the general market condition in the geographic area or industry the investee operates in.

Equity securities held by DOCOMO, whose fair values are readily determinable, are classified as available-for-sale securities. Available-for-sale equity securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Debt securities held by DOCOMO, which DOCOMO has the positive intent and ability to hold to maturity, are classified as held-to-maturity, and the other debt securities that may be sold before maturity are classified as available-for-sale securities. Held-to-maturity debt securities are carried at amortized cost. Available-for-sale debt securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the first-in, first-out cost method and are reflected currently in earnings. Debt securities with original maturities of 3 months or less at the date of purchase are recorded as “Cash and cash equivalents,” while those with original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year are recorded as “Short-term investments” in the consolidated balance sheets.

DOCOMO did not hold or transact any trading securities during the years ended March 31, 2010, 2011 and 2012.

Other investments include equity securities whose fair values are not readily determinable. Equity securities whose fair values are not readily determinable are carried at cost. Other-than-temporary declines in value are charged to earnings. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Goodwill and Other Intangible Assets

Goodwill and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Other intangible assets primarily consist of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use certain telecommunications facilities of wireline operators.

DOCOMO does not amortize either goodwill, including investor level goodwill related to the investments accounted for under the equity method, or other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life. However, (1) goodwill, except those related to equity method investments, and (2) other intangible assets that have indefinite useful lives are tested for impairment at least annually.

The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). Fair value of the reporting unit is determined using discounted cash flow method and so forth. If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and DOCOMO performs the second step of the impairment test (measurement). Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed.

Goodwill related to equity method investments is tested for impairment as a part of the other-than-temporary impairment assessment of the equity method investment as a whole.

Intangible assets that have finite useful lives, consisting primarily of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use telecommunications facilities of wireline operators are amortized on a straight-line basis over their useful lives.

DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform. Software acquired to be used in manufacture of handsets is capitalized if the technological feasibility of the handset to be ultimately marketed has been established at the time of acquisition. Software maintenance and training costs are expensed as incurred. Capitalized software costs are amortized over up to 5 years.

Amounts capitalized related to rights to use certain telecommunications assets of wireline operators, primarily NTT, are amortized over 20 years.

Impairment of long-lived assets

Impairment of long-lived assets—

DOCOMO’s long-lived assets other than goodwill, such as property, plant and equipment, software and intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held for use is evaluated by a comparison of the carrying amount of the asset with future undiscounted cash flows expected to be generated by the asset or asset group. If the asset (or asset group) is determined to be impaired, the loss recognized is the amount by which the carrying value of the asset (or asset group) exceeds its fair value as measured through various valuation techniques, including discounted cash flow methods, quoted market value and third-party independent appraisals, as considered necessary.

Hedging Activities

Hedging activities—

DOCOMO uses derivative instruments, including interest rate swap agreements, foreign currency swap contracts and foreign exchange forward contracts, and other financial instruments in order to manage its exposure to fluctuations in interest rates and foreign exchange rates. DOCOMO does not hold or issue derivative instruments for trading purposes.

These financial instruments are effective in meeting the risk reduction objectives of DOCOMO by generating either transaction gains or losses which offset transaction gains or losses of the hedged items or cash flows which offset the cash flows related to the underlying position in respect of amount and timing.

All derivative instruments are recorded on the consolidated balance sheets at fair value. The recorded fair values of derivative instruments represent the amounts that DOCOMO would receive or pay to terminate the contracts at each fiscal year end.

For derivative instruments that qualify as fair value hedge instruments, the changes in fair value of the derivative instruments are recognized currently in earnings, which offset the changes in fair value of the related hedged assets or liabilities that are also recognized in earnings of the period.

For derivative instruments that qualify as cash flow hedge instruments, the changes in fair value of the derivative instruments are initially recorded in “Accumulated other comprehensive income (loss)” and reclassified into earnings when the relevant hedged transaction is realized.

For derivative instruments that do not qualify as hedging instruments, the changes in fair value of the derivative instruments are recognized currently in earnings.

DOCOMO discontinues hedge accounting when it is determined that the derivative instruments or other financial instruments are no longer highly effective as a hedge or when DOCOMO decides to discontinue the hedging relationship.

Cash flows from derivative instruments that are designated as qualifying hedges are classified in the consolidated statements of cash flows under the same categories as the cash flows from the relevant assets, liabilities or anticipated transactions.

Accrued liabilities for point programs

Accrued liabilities for point programs—

DOCOMO offers “docomo Points Service,” which provides benefits, including discount on handset, to customers in exchange for points that DOCOMO grants customers based on the usage of cellular and other services and record “Accrued liabilities for point programs” relating to the points that customers earn. In determining the accrued liabilities for point programs, DOCOMO estimates such factors as the point utilization rate reflecting the forfeitures by, among other things, cancellation of subscription.

Employees' Retirement Benefit Plans

Employees’ retirement benefit plans—

DOCOMO recognizes the funded status of its defined benefit plans, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Net losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and prior service cost due to the changes of benefit plans, both of which are included in “Accumulated other comprehensive income (loss),” are amortized to earnings over the expected average remaining service period of employees on a straight-line basis.

Revenue Recognition

Revenue recognition—

DOCOMO primarily generates revenues from two sources—wireless services and equipment sales. These revenue sources are separate and distinct earnings processes. Wireless service is sold to the subscriber directly or through third-party resellers who act as agents, while equipment, including handsets, are sold principally to agent resellers.

DOCOMO sets its wireless services rates in accordance with the Japanese Telecommunications Business Act and government guidelines, which currently allow wireless telecommunications operators to set their own tariffs without government approval. Wireless service revenues primarily consist of basic monthly charges, airtime charges and fees for activation.

Basic monthly charges and airtime charges are recognized as revenues at the time the service is provided to the subscribers. DOCOMO’s monthly billing plans for cellular (FOMA and mova) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. DOCOMO offers a billing arrangement called “Nikagetsu Kurikoshi” (2 month carry-over), in which the unused allowances are automatically carried over for up to the following two months. In addition, DOCOMO offers an arrangement which enables the unused allowances that were carried over for the two months to be automatically used to cover the airtime and/or packet charges exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families. Out of the unused allowance in a month, DOCOMO defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, DOCOMO recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Equipment sales are recognized as revenues when equipment is accepted by agent resellers and all inventory risk is transferred from DOCOMO. Certain commissions paid to agent resellers are recognized as a reduction of revenue upon delivery of the equipment to such agent resellers.

DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers. DOCOMO then includes current installments for the receivable for the purchased handset with basic monthly charges and airtime charges for the installment payment term. This is a separate contract from the wireless services contract between DOCOMO and the subscriber or the handset purchase agreement between the agent reseller and the subscriber, and cash collection from the subscriber is the recovery of the cash payment. Therefore, cash collection from subscribers for the purchased handsets does not have an impact on DOCOMO’s revenue.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are also deferred to the extent of the related upfront fee amount and are amortized over the same period.

Deferred revenue and deferred charges as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Current deferred revenue	¥81,219	¥67,664
Long-term deferred revenue	72,214	75,657
Current deferred charges	11,481	12,913
Long-term deferred charges	72,214	75,657

Current deferred revenue is included in “Other current liabilities” in the consolidated balance sheets.

Selling, General and Administrative Expenses

Selling, general and administrative expenses—

Selling, general and administrative expenses primarily include commissions paid to sales agents, expenses associated with point programs, advertising expenses, as well as other expenses such as payroll and related benefit costs of personnel not directly involved in the service operations and maintenance process. Commissions paid to sales agents represent the largest portion of selling, general and administrative expenses.

Income Taxes

Income taxes—

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

DOCOMO determines whether it is more likely than not that a tax position will be sustained and, if any, DOCOMO determines the amount of tax benefit to recognize in the financial statements. DOCOMO has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income and comprehensive income.

Earnings per share attributable to NTT DOCOMO, INC.

Earnings per share attributable to NTT DOCOMO, INC.—

Basic earnings per share attributable to NTT DOCOMO, INC. include no dilution and are computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share attributable to NTT DOCOMO, INC. assume the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

DOCOMO did not issue dilutive securities during the years ended March 31, 2010, 2011 and 2012, and therefore there is no difference between basic and diluted earnings per share attributable to NTT DOCOMO, INC.

Foreign Currency Translation

Foreign currency translation—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of the transactions. The accompanying translation adjustments are included in “Accumulated other comprehensive income (loss).”

Foreign currency receivables and payables of DOCOMO are translated at appropriate year-end current rates and the accompanying translation gains or losses are included in earnings currently.

The effects of exchange rate fluctuations from the initial transaction date to the settlement date are recorded as exchange gain or loss, which are included in “Other income (expense)” in the accompanying consolidated statements of income and comprehensive income.

Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Useful Lives of Major Depreciable Assets

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Deferred Revenue and Deferred Charges

Deferred revenue and deferred charges as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Current deferred revenue	¥81,219	¥67,664
Long-term deferred revenue	72,214	75,657
Current deferred charges	11,481	12,913
Long-term deferred charges	72,214	75,657

Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents

“Cash and cash equivalents” as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011	2012
Cash	¥305,574	¥161,597
Certificates of deposit	210,000	20,000
Commercial paper	199,977	199,979
Bailment for consumption	50,000	140,000
Other	—	502

Total	¥765,551	¥522,078

Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Inventories

“Inventories” as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011	2012
Telecommunications equipment to be sold	¥141,106	¥140,634
Materials and supplies	2,560	2,993
Other	2,691	2,936

Total	¥146,357	¥146,563

Investments in affiliates (Tables)	12 Months Ended
Mar. 31, 2012
Condensed Financial Statements of Affiliates, Balance Sheets

The condensed combined financial information of all affiliates is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥1,164,247	¥1,245,671
Non-current assets	1,376,831	1,461,178
Current liabilities	1,035,196	1,141,486
Long-term liabilities	850,160	824,211
Equity	655,722	741,152

Redeemable preferred stock	1,533	1,233
Noncontrolling interests	30,280	27,905

The condensed combined financial information of affiliates that recorded “Net income attributable to shareholders’ of the affiliated companies,” which primarily includes Sumitomo Mitsui Card and PLDT, is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥996,026	¥1,124,310
Non-current assets	725,890	877,558
Current liabilities	738,131	896,335
Long-term liabilities	530,089	496,179
Equity	453,696	609,354

Redeemable preferred stock	—	—
Noncontrolling interests	1,495	7,776

The condensed combined financial information of affiliates that recorded “Net loss attributable to shareholders’ of the affiliated companies,” which primarily includes TTSL, is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥168,221	¥121,361
Non-current assets	650,941	583,620
Current liabilities	297,065	245,151
Long-term liabilities	320,071	328,032
Equity	202,026	131,798

Redeemable preferred stock	1,533	1,233
Noncontrolling interests	28,785	20,129

Condensed Financial Statements of Affiliates, Statements of Income

The condensed combined financial information of all affiliates is as follows.

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥888,397	¥952,655
Operating income	107,133	90,451
Income (loss) from continuing operations	30,222	(5,365)
Net income (loss)	30,222	(5,365)
Net income attributable to shareholders’ of the affiliated companies	32,082	3,479

The condensed combined financial information of affiliates that recorded “Net income attributable to shareholders’ of the affiliated companies,” which primarily includes Sumitomo Mitsui Card and PLDT, is as follows.

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥613,689	¥708,891
Operating income	162,143	141,617
Income from continuing operations	113,244	99,798
Net income	113,244	99,798
Net income attributable to shareholders’ of the affiliated companies	113,163	102,266

The condensed combined financial information of affiliates that recorded “Net loss attributable to shareholders’ of the affiliated companies,” which primarily includes TTSL, is as follows.

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥274,708	¥243,764
Operating loss	(55,010)	(51,166)
Loss from continuing operations	(83,022)	(105,163)
Net loss	(83,022)	(105,163)
Net loss attributable to shareholders’ of the affiliated companies	(81,081)	(98,787)

Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2012
Marketable Securities and Other Investments

“Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Marketable securities:
Available-for-sale	¥117,763	¥115,995
Other investments	10,375	12,394

Marketable securities and other investments (Non-current)	¥128,138	¥128,389

Maturities of Debt Securities Classified as Available-for-Sale

Maturities of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥4	¥4	¥26	¥26
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥4	¥4	¥26	¥26

Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities

The aggregate cost, gross unrealized holding gains and losses and fair value by type of available-for-sale securities included in “Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥109,199	¥10,663	¥2,103	¥117,759
Debt securities	4	0	—	4

	Millions of yen
	2012
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥106,186	¥20,909	¥11,126	¥115,969
Debt securities	26	—	—	26

Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Millions of yen
	2010	2011	2012
Proceeds	¥71,640	¥3,585	¥2,189
Gross realized gains	5,627	475	1,211
Gross realized losses	(4,934)	(22)	(202)

Gross Unrealized Holding Losses on and Fair Value of Available-for-Sale Securities and Cost Method Investments included in Other Investments

Gross unrealized holding losses on and fair value of available-for-sale securities and cost method investments included in other investments as of March 31, 2011 and 2012, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position were as follows:

	Millions of yen
	2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,781	¥874	¥10,351	¥1,229	¥15,132	¥2,103
Debt securities	—	—	—	—	—	—
Cost method investments	42	66	104	218	146	284

	Millions of yen
	2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥39,366	¥11,117	¥27	¥9	¥39,393	¥11,126
Debt securities	—	—	—	—	—	—
Cost method investments	287	1,489	17	102	304	1,591

Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Cost method investments included in other investments	¥10,341	¥12,353
Including: Investments whose fair values were not evaluated for impairment	9,714	10,381

Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥142,083	¥56,353	¥198,436
Goodwill acquired during the year	10,852	—	10,852
Foreign currency translation adjustment	(1,219)	(1,901)	(3,120)
Other	(509)	(86)	(595)

Balance at end of year	¥151,207	¥54,366	¥205,573

	Millions of yen
	2012
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥151,207	¥54,366	¥205,573
Goodwill acquired during the year	1,611	5,645	7,256
Impairment losses	(6,310)	—	(6,310)
Foreign currency translation adjustment	(952)	(677)	(1,629)

Balance at end of year
Gross goodwill	151,866	59,334	211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	¥145,556	¥59,334	¥204,890

Other Intangible Assets

Other intangible assets, as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥824,404	¥565,166	¥259,238
Internal-use software	1,092,442	816,389	276,053
Software acquired to be used in manufacture of handsets	190,722	96,107	94,615
Rights to use telecommunications facilities of wireline operators	19,052	7,126	11,926
Other	37,624	11,181	26,443

Total amortizable intangible assets	¥2,164,244	¥1,495,969	¥668,275

Unamortizable intangible assets:
Trademarks and trade names			¥3,981

Total unamortizable intangible assets			¥3,981

Total			¥672,256

	Millions of yen
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥921,565	¥652,665	¥268,900
Internal-use software	1,177,583	897,447	280,136
Software acquired to be used in manufacture of handsets	216,129	122,547	93,582
Rights to use telecommunications facilities of wireline operators	19,625	8,271	11,354
Other	38,130	15,201	22,929

Total amortizable intangible assets	¥2,373,032	¥1,696,131	¥676,901

Unamortizable intangible assets:
Trademarks and trade names			¥3,930

Total unamortizable intangible assets			¥3,930

Total			¥680,831

Other assets (Tables)	12 Months Ended
Mar. 31, 2012
Other Assets

“Other assets” as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011	2012
Deposits	¥59,615	¥59,637
Deferred customer activation costs	72,214	75,657
Installment receivables for handsets (Non-current).	75,391	88,716
Allowance for doubtful accounts	(1,118)	(1,530)
Long-term bailment for consumption to a related party	20,000	10,000
Other	23,817	23,267

Total	¥249,919	¥255,747

Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings, Excluding Current Portion of Long-Term Debt

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥276	¥733
(Year ended March 31, 2011—weighted-average variable rate per annum : 5.3% as of March 31, 2011)
(Year ended March 31, 2012—weighted-average variable rate per annum : 2.7% as of March 31, 2012)

Total short-term borrowings	¥276	¥733

Long-Term Debt

Long-term debt as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥407,032	¥240,000
(Year ended March 31, 2011—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2012-2019)
(Year ended March 31, 2012—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2013-2019)
Unsecured indebtedness to financial institutions	21,000	15,797
(Year ended March 31, 2011—interest rates per annum : 1.3%-1.5%, due : years ending March 31, 2012-2013)
(Year ended March 31, 2012—interest rates per annum : 0.7%-1.5%, due : years ending March 31, 2013-2014)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	70	150
(Year ended March 31, 2011—interest rates per annum : 2.4% as of March 31, 2011, due : year ending March 31, 2012)
(Year ended March 31, 2012—interest rates per annum : 9.7% as of March 31, 2012, due : year ending March 31, 2018)

Sub-total	¥428,102	¥255,947
Less: Current portion	(173,102)	(75,428)

Total long-term debt	¥255,000	¥180,519

Aggregate Amounts of Annual Maturities of Long-Term Debt

The aggregate amounts of annual maturities of long-term debt as of March 31, 2012, were as follows:

Year ending March 31,	Millions of yen
2013	¥75,428
2014	70,421
2015	26
2016	26
2017	26
Thereafter	110,020

Total	¥255,947

Equity (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Number of Issued Shares and Treasury Stock

The changes in the number of issued shares and treasury stock for the years ended March 31, 2010, 2011 and 2012 were as follows.

DOCOMO has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2009	43,950,000	2,190,193

Acquisition of treasury stock based on the resolution of the board of directors	—	154,065
Retirement of treasury stock	(160,000)	(160,000)

As of March 31, 2010	43,790,000	2,184,258

Acquisition of treasury stock based on the resolution of the board of directors	—	138,141
Retirement of treasury stock	(140,000)	(140,000)

As of March 31, 2011	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2012	43,650,000	2,182,399

General Meeting of Shareholders, Approved Stock Repurchase Plans

The general meeting of shareholders approved a stock repurchase plan as follows:

Date of the general meeting of shareholders	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
June 20, 2008	June 21, 2008 – June 20, 2009	900,000	¥150,000

Board of Directors, Approved Stock Repurchase Plan
The meeting of the board of directors approved stock repurchase plans as follows:
Date of the meeting of the board of directors	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
November 9, 2009	November 10, 2009 – November 30, 2009	160,000	¥20,000
December 17, 2010	December 20, 2010 – January 28, 2011	160,000	20,000

Aggregate Number and Price of Shares Repurchased

The aggregate number and price of shares repurchased for the years ended March 31, 2010, 2011 and 2012 were as follows:

Year ended March 31,	Shares	Millions of yen
2010	154,065	¥20,000
2011	138,141	20,000

Treasury Stock Retired	There were no changes in the number of authorized shares.

Date of the board of directors	Shares	Millions of yen
March 26, 2010	160,000	¥27,936
March 28, 2011	140,000	24,195

Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes

Accumulated other comprehensive income (loss):

Changes in accumulated other comprehensive income (loss), net of applicable taxes, were as follows:

	Millions of yen
	Unrealized holding gains (losses) on available-for-sale securities	Change in fair value of derivative instruments	Foreign currency translation adjustment	Pension liability adjustment	Accumulated other comprehensive income (loss)
As of March 31, 2009	¥(4,112)	¥(50)	¥(32,987)	¥(28,540)	¥(65,689)
2010 change	15,096	(63)	5,852	7,425	28,310

As of March 31, 2010	¥10,984	¥(113)	¥(27,135)	¥(21,115)	¥(37,379)
2011 change	(5,293)	4	(27,854)	(6,433)	(39,576)

As of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)
2012 change	3,895	(2)	(28,984)	(2,483)	(27,574)

As of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)

Other income (expense) (Tables)	12 Months Ended
Mar. 31, 2012
Other Income (Expense)

Other income (expense) included in “Other, net” in the consolidated statements of income and comprehensive income for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Net realized gains (losses) on dispositions of investments in affiliates	¥(26)	¥95	¥423
Net realized gains on dispositions of marketable securities and other investments	693	453	1,009
Other-than-temporary impairment loss on marketable securities and other investments	(4,007)	(13,424)	(4,030)
Foreign exchange gains (losses), net	(615)	(1,575)	(1,034)
Rental revenue received	2,524	1,804	1,765
Dividends income	4,652	4,819	4,362
Penalties and compensation for damages	2,204	1,605	1,419
Other, net	259	449	(18)

Total	¥5,684	¥(5,774)	¥3,896

Segment reporting (Tables)	12 Months Ended
Mar. 31, 2012
Segment Information

	Millions of yen
Year ended March 31, 2010	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,167,704	¥116,700	¥4,284,404	¥—	¥4,284,404
Operating expenses	3,322,064	128,095	3,450,159	—	3,450,159

Operating income (loss)	¥845,640	¥(11,395)	¥834,245	¥—	¥834,245

Other income (expense)					¥1,912

Income before income taxes and equity in net income (losses) of affiliates					¥836,157

Depreciation and amortization	¥691,851	¥9,295	¥701,146	¥—	¥701,146

Other significant non-cash item:
Point program expense	¥134,954	¥7,266	¥142,220	¥—	¥142,220

Total assets	¥4,949,025	¥259,283	¥5,208,308	¥1,548,467	¥6,756,775

Capital expenditures	¥556,829	¥—	¥556,829	¥129,679	¥686,508

	Millions of yen
Year ended March 31, 2011	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥4,224,273	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	3,379,544	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥844,729	¥—	¥844,729

Other income (expense)					¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates					¥835,338

Depreciation and amortization	¥682,029	¥11,034	¥693,063	¥—	¥693,063

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥126,847	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥5,130,263	¥1,661,330	¥6,791,593

Capital expenditures	¥520,770	¥4,759	¥525,529	¥142,947	¥668,476

	Millions of yen
Year ended March 31, 2012	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,110,585	¥129,418	¥4,240,003	¥—	¥4,240,003
Operating expenses	3,224,241	141,302	3,365,543	—	3,365,543

Operating income (loss)	¥886,344	¥(11,884)	¥874,460	¥—	¥874,460

Other income (expense)					¥2,498

Income before income taxes and equity in net income (losses) of affiliates					¥876,958

Depreciation and amortization	¥674,330	¥10,453	¥684,783	¥—	¥684,783

Other significant non-cash item:
Point program expense	¥89,378	¥6,412	¥95,790	¥—	¥95,790

Total assets	¥4,970,087	¥343,293	¥5,313,380	¥1,634,702	¥6,948,082

Capital expenditures	¥561,661	¥23,584	¥585,245	¥141,588	¥726,833

Operating Revenues from Products and Services

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2010	2011	2012
Wireless services	¥3,776,909	¥3,746,869	¥3,741,114
Cellular services revenues	3,499,452	3,407,145	3,385,737
—Voice revenues	1,910,499	1,712,218	1,541,884
Including: FOMA services	1,785,518	1,658,863	1,518,328
—Packet communications revenues	1,588,953	1,694,927	1,843,853
Including: FOMA services	1,558,284	1,679,840	1,809,790
Other revenues	277,457	339,724	355,377
Equipment sales	507,495	477,404	498,889

Total operating revenues	¥4,284,404	¥4,224,273	¥4,240,003

Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2012
Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2013	¥11,119
2014	11,449
2015	11,616
2016	13,249
2017	12,652
2018-2022	68,912

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2011 and 2012. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2011	2012
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥190,368	¥196,064
Service cost	9,244	9,491
Interest cost	3,894	3,831
Actuarial (gain) loss	1,586	2,150
Recognition of prior service cost	—	145
Transfer of liability from defined benefit pension plans of the NTT group	328	546
Other	7	271
Benefit payments	(9,363)	(10,095)

Projected benefit obligation, end of year	¥196,064	¥202,403

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥77,070	¥77,813
Actual return on plan assets	(1,407)	1,095
Employer contributions	5,053	5,254
Transfer of plan assets from defined benefit pension plans of the NTT group	77	105
Benefit payments	(2,980)	(3,005)

Fair value of plan assets, end of year	¥77,813	¥81,262

At March 31:
Funded status	¥(118,251)	¥(121,141)

Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets

The amounts recognized in DOCOMO’s consolidated balance sheets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Liability for employees’ retirement benefits	¥(118,290)	¥(121,187)
Prepaid pension cost	39	46

Net amount recognized	¥(118,251)	¥(121,141)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Actuarial gains (losses), net	¥(42,262)	¥(43,242)
Prior service cost, net	12,611	10,583
Transition obligation	(935)	(810)

Total	¥(30,586)	¥(33,469)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥196,025	¥202,346
Fair value of plan assets	77,735	81,159
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥190,028	¥196,454
Fair value of plan assets	77,735	81,159

Net Periodic Pension Cost for Defined Benefit Pension Plans

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Service cost	¥9,204	¥9,244	¥9,491
Interest cost on projected benefit obligation	3,979	3,894	3,831
Expected return on plan assets	(1,649)	(1,714)	(1,569)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	2,190	1,497	1,644
Amortization of transition obligation	125	125	125

Net periodic pension cost	¥11,942	¥11,139	¥11,615

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥(7,623)	¥4,707	¥2,624
Prior service cost arising during period, net	—	—	121
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(2,190)	(1,497)	(1,644)
Amortization of transition obligation	(125)	(125)	(125)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(8,031)	¥4,992	¥2,883

Fair Values of Pension Plan Assets

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥866	¥866	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,852	20,258	1,594	—
Domestic corporate bonds	8,023	—	8,023	—
Foreign government bonds	9,556	9,067	489	—
Foreign corporate bonds	455	89	354	12
Equity securities
Domestic stocks	16,873	16,849	24	—
Foreign stocks	7,515	7,515	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	966	—	966	—
Domestic equity securities	997	—	997	—
Foreign debt securities	632	—	632	—
Foreign equity securities	583	—	583	—
Life insurance company general accounts	7,528	—	7,528	—
Other	1,967	(0)	(2)	1,969

Total	¥77,813	¥54,644	¥21,188	¥1,981

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥753	¥753	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	29,628	28,266	1,362	—
Domestic corporate bonds	8,795	—	8,795	—
Foreign government bonds	6,964	6,883	81	—
Foreign corporate bonds	294	19	275	—
Equity securities
Domestic stocks	12,336	12,336	—	—
Foreign stocks	8,122	8,122	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	837	—	837	—
Domestic equity securities	703	—	703	—
Foreign debt securities	498	—	498	—
Foreign equity securities	679	—	679	—
Life insurance company general accounts	9,454	—	9,454	—
Other	2,199	—	1	2,198

Total	¥81,262	¥56,379	¥22,685	¥2,198

Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Discount rate	2.2%	2.1%	2.0%
Long-term rate of salary increases	2.2	2.2	2.9
Expected long-term rate of return on plan assets	2.5	2.3	2.0

Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the Defined benefit pension plans’ projected benefit obligations as of March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.0%	1.9%
Long-term rate of salary increases	2.9	2.9

NTT CDBP
Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2013	¥1,691
2014	2,060
2015	2,220
2016	2,375
2017	2,500
2018-2022	13,814

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2011 and 2012. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2011 and 2012.

	Millions of yen
	2011	2012
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥88,714	¥97,299
Service cost	3,256	3,478
Interest cost	1,849	1,897
Actuarial (gain) loss	4,527	2,104
Internal adjustment due to transfer of employees within the NTT group	(445)	(630)
Other	883	211
Benefit payments	(1,485)	(1,575)

Projected benefit obligation, end of year	¥97,299	¥102,784

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥63,599	¥62,942
Actual return on plan assets	(930)	1,469
Employer contributions	803	834
Employee contributions	413	416
Internal adjustment due to transfer of employees within the NTT group	(341)	(433)
Other	883	211
Benefit payments	(1,485)	(1,575)

Fair value of plan assets, end of year	¥62,942	¥63,864

At March 31:
Funded status	¥(34,357)	¥(38,920)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Actuarial gains (losses), net	¥(18,002)	¥(19,132)
Prior service cost, net	1,069	712

Total	¥(16,933)	¥(18,420)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥97,299	¥102,784
Fair value of plan assets	62,942	63,864
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥77,380	¥81,749
Fair value of plan assets	62,880	63,782

Net Periodic Pension Cost for Defined Benefit Pension Plans

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Service cost	¥3,216	¥3,256	¥3,478
Interest cost on projected benefit obligation	1,798	1,849	1,897
Expected return on plan assets	(1,402)	(1,583)	(1,519)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	874	326	1,024
Contribution from employees	(411)	(413)	(416)

Net periodic pension cost	¥3,718	¥3,078	¥4,107

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥(4,221)	¥7,040	¥2,154
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(874)	(326)	(1,024)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(4,738)	¥7,071	¥1,487

Fair Values of Pension Plan Assets

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥637	¥637	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	10,459	9,301	1,158	—
Domestic corporate bonds	15,507	—	15,507	—
Foreign government bonds	4,991	4,731	260	—
Foreign corporate bonds	163	22	141	—
Equity securities
Domestic stocks	14,849	14,809	40	—
Foreign stocks	8,574	8,574	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	814	—	814	—
Domestic equity securities	1,545	—	1,545	—
Foreign debt securities	581	—	581	—
Foreign equity securities	667	—	667	—
Life insurance company general accounts	3,745	—	3,745	—
Other	410	—	0	410

Total	¥62,942	¥38,074	¥24,458	¥410

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥417	¥417	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,705	20,623	1,082	—
Domestic corporate bonds	6,279	—	6,279	—
Foreign government bonds	4,916	4,870	46	—
Foreign corporate bonds	173	9	164	—
Equity securities
Domestic stocks	13,700	13,699	1	—
Foreign stocks	7,721	7,721	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,055	—	1,055	—
Domestic equity securities	1,383	—	1,383	—
Foreign debt securities	883	—	883	—
Foreign equity securities	973	—	973	—
Life insurance company general accounts	4,329	—	4,329	—
Other	330	—	(0)	330

Total	¥63,864	¥47,339	¥16,195	¥330

NTT CDBP | Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Discount rate	2.2%	2.1%	2.0%
Long-term rate of salary increases	2.6	3.4	3.3
Expected long-term rate of return on plan assets	2.5	2.5	2.5

NTT CDBP | Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.0%	1.9%
Long-term rate of salary increases	3.3	3.3

Income taxes (Tables)	12 Months Ended
Mar. 31, 2012
Total Income Taxes

Total income taxes for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Income from continuing operations before equity in net income (losses) of affiliates	¥338,197	¥337,837	¥402,534
Equity in net income (losses) of affiliates	(1,270)	(5,031)	(10,736)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	9,109	(8,509)	(279)
Less: Reclassification of realized gains and losses included in net income	1,335	4,827	1,396
Change in fair value of derivative instruments	(43)	2	14
Less: Reclassification of realized gains and losses included in net income	—	—	—
Foreign currency translation adjustment	3,082	(12,523)	(18,713)
Less: Reclassification of realized gains and losses included in net income	(24)	245	2,021
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	4,702	(4,388)	(1,463)
Prior service cost arising during period, net	—	33	(50)
Less: Amortization of prior service cost	(923)	(928)	(928)
Less: Amortization of actuarial gains and losses	1,280	788	1,107
Less: Amortization of transition obligation	55	61	53

Total income taxes	¥355,500	¥312,414	¥374,956

Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation of the difference of the effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2010	2011	2012
Statutory income tax rate	40.8%	40.8%	40.8%
Expenses not deductible for tax purposes	0.1	0.1	0.4
Tax credit for special tax treatment	(0.8)	(0.8)	(0.7)
Change in valuation allowance	0.1	0.1	0.9
Effect of enacted changes in tax laws and rates	—	—	4.7
Other	0.2	0.2	(0.2)

Effective income tax rate	40.4%	40.4%	45.9%

Significant Components of Deferred Tax Assets and Liabilities

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Deferred tax assets:
Accrued liabilities for loyalty programs	¥116,137	¥92,289
Property, plant and equipment and intangible assets principally due to differences in depreciation and amortization	93,924	80,143
Liability for employees’ retirement benefits	61,191	56,603
Foreign currency translation adjustment	23,543	35,500
Investments in affiliates	19,342	29,217
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	28,453	20,794
Compensated absences	12,730	12,160
Accrued enterprise tax	12,513	11,609
Marketable securities and other investments	15,322	10,609
Asset retirement obligations	6,373	7,825
Accrued bonus	7,377	7,019
Inventories	4,409	6,706
Accrued commissions to agent resellers	4,355	4,870
Other	23,491	26,758

Sub-total deferred tax assets	¥429,160	¥402,102
Less: Valuation allowance	(2,338)	(10,680)

Total deferred tax assets	¥426,822	¥391,422

Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	¥3,927	¥5,043
Identifiable intangible assets	5,503	4,227
Property, plant and equipment due to differences in capitalized interest	2,358	2,031
Other	1,650	1,463

Total deferred tax liabilities	¥13,438	¥12,764

Net deferred tax assets	¥413,384	¥378,658

Components of Net Deferred Tax Assets

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Deferred tax assets (Current assets)	¥83,609	¥76,858
Deferred tax assets (Non-current investments and other assets)	331,633	303,556
Other current liabilities	—	—
Other long-term liabilities	(1,858)	(1,756)

Total	¥413,384	¥378,658

Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Assets Covered under Capital Leases

Assets covered under capital leases at March 31, 2011 and 2012 were as follows:

	Millions of yen
Class of property	2011	2012
Machinery, vessels and equipment	¥13,360	¥12,359
Less: Accumulated depreciation and amortization	(8,802)	(9,266)

Total	¥4,558	¥3,093

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 were as follows:

Year ending March 31,	Millions of yen
2013	¥2,657
2014	1,638
2015	1,029
2016	557
2017	225
Thereafter	23

Total minimum lease payments	6,129
Less: Amount representing interest	(341)

Present value of net minimum lease payments	5,788
Less: Amounts representing estimated executory costs	(876)

Net minimum lease payments	4,912
Less: Current obligation	(2,134)

Long-term capital lease obligations	¥2,778

Minimum Rent Payments Required under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2012 were as follows:

Year ending March 31,	Millions of yen
2013	¥2,627
2014	2,137
2015	1,971
2016	1,756
2017	1,543
Thereafter	8,543

Total minimum rent payments	¥18,577

Total Rent Expense for All Operating Leases Except Those With Terms of One Month or Less that were Not Renewed

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Millions of yen
	2010	2011	2012
Rent expense	¥68,673	¥62,666	¥69,782

Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥46,631	¥46,631	¥—	¥—
Equity securities (foreign)	71,128	71,128	—	—
Debt securities (foreign)	4	4	—	—

Total available-for-sale securities	117,763	117,763	—	—

Derivatives
Interest rate swap agreements	1,232	—	1,232	—

Total derivatives	1,232	—	1,232	—

Total	¥118,995	¥117,763	¥1,232	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥154	¥—	¥154	¥—
Foreign currency option contracts	1,859	—	1,859	—

Total derivatives	2,013	—	2,013	—

Total	¥2,013	¥—	¥2,013	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥51,808	¥51,808	¥—	¥—
Equity securities (foreign)	64,161	64,161	—	—
Debt securities (foreign)	30	30	—	—

Total available-for-sale securities	115,999	115,999	—	—

Total	¥115,999	¥115,999	¥—	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥1	¥—	¥1	¥—
Foreign currency option contracts	1,096	—	1,096	—

Total derivatives	1,097	—	1,097	—

Total	¥1,097	¥—	¥1,097	¥—

Assets Measured at Fair Value on Nonrecurring Basis

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2012 were as follows.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3	gains (losses)
Assets:
Goodwill	¥3,897	¥—	¥—	¥3,897	¥(6,310)
Long-lived assets	353	—	—	353	(706)

Financial instruments (Tables)	12 Months Ended
Mar. 31, 2012
Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2011 and 2012 were as follows. Fair value is measured using observable market data, and these derivatives are classified as Level 2.

Millions of yen
2011		2012
Carrying amount	Fair value	Carrying amount	Fair value
¥ 428,102	¥438,483	¥255,947	¥267,157

Contract Amount and Fair Value of Interest Rate Swap Agreement

The contract amount and fair value of the interest rate swap agreement as of March 31, 2011 were as follows:

Contract Term (in the year ended/ending March 31,)	Weighted average rate per annum		Millions of yen
			2011
	Receive fixed	Pay floating	Contract amount	Fair value
2004-2012	1.6%	0.7%	¥165,800	¥1,232

Derivatives Not Designated as Hedging Instruments Contract Amount

The contract amounts as of March 31, 2011 and 2012 were as follows:

	Millions of yen
Instruments	2011	2012
Foreign exchange risk management
Foreign exchange forward contracts	¥4,296	¥713
Foreign currency option contracts	15,143	9,107

Total	¥19,439	¥9,820

Locations and Fair Values of Derivative Instruments

The locations and fair values of the derivative instruments as of March 31, 2011 and 2012, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2011	2012
Derivatives designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥1,232	¥—

Total		¥1,232	¥—

Liability derivatives

		Millions of yen
Instruments	Locations	2011	2012
Derivatives not designated as hedging instruments
Foreign exchange forward contracts
Foreign currency option contracts	Other current liabilities	¥154	¥1
	Other current liabilities	724	742
	Other long-term liabilities	1,135	354

Total		¥2,013	¥1,097

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2010, 2011 and 2012, recognized in the accompanying consolidated statements of income and comprehensive income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2010	2011	2012
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(136)	¥(2,065)	¥(1,232)

Total		¥(136)	¥(2,065)	¥(1,232)

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2010	2011	2012
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥67	¥(517)	¥36
Non-deliverable forward contracts (NDF)	Other, net*	16	71	82
Foreign currency option contracts	Other, net*	(565)	(1,059)	(146)

Total		¥(482)	¥(1,505)	¥(28)

*	“Other, net” was included in “Other income (expense).”

Financing receivables (Tables)	12 Months Ended
Mar. 31, 2012
Financing Receivables and Related Allowance for Doubtful Accounts

Financing receivables and related allowance for doubtful accounts as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Ending balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Ending balance: collectively evaluated for impairment	4,504	3,085	43	7,632
Ending balance: individually evaluated for impairment	—	—	188	188
Financing receivables:
Ending balance at March 31, 2011	¥303,124	¥160,446	¥7,463	¥471,033

Ending balance: collectively evaluated for impairment	303,124	160,446	7,275	470,845
Ending balance: individually evaluated for impairment	—	—	188	188

	Millions of yen
	2012
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Beginning balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Provision	4,719	2,399	195	7,313
Charge-offs	(3,116)	(2,157)	(30)	(5,303)
Ending balance at March 31, 2012	¥6,107	¥3,327	¥396	¥9,830

Ending balance: collectively evaluated for impairment	6,107	3,327	37	9,471
Ending balance: individually evaluated for impairment	—	—	359	359
Financing receivables:
Ending balance at March 31, 2012	¥316,385	¥189,163	¥9,056	¥514,604

Ending balance: collectively evaluated for impairment	316,385	189,163	8,563	514,111
Ending balance: individually evaluated for impairment	—	—	493	493

Nature of Operations - Additional Information (Detail)	Mar. 31, 2012
Japanese government
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	32.59%
NTT | Stock Issued
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	63.32%
NTT | Common Stock Outstanding
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	66.65%

Summary of Significant Accounting and Reporting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011	Mar. 31, 2010
Significant Accounting Policies [Line Items]
Losses due to write down and disposition of handsets	¥ 14,651	¥ 9,821	¥ 18,539
Depreciation and amortization expenses	460,295	488,973	513,753
Equity method investment description	For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income and comprehensive income.
Internal use software description	DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform.
Maximum useful life of internal-use capitalized software	5 years
Rights to use certain telecommunication assets of wireline operators, amortization period	20
Revenue recognition description	DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers.
Expenses related to great Japan earthquake		¥ 7,123

Estimated Useful Lives of Major Depreciable Assets (Detail)	12 Months Ended
Mar. 31, 2012 Year
Major wireless telecommunications equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	8
Estimated Useful Lives of Major Depreciable Assets, Maximum	16
Steel towers and poles for antenna equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	30
Estimated Useful Lives of Major Depreciable Assets, Maximum	40
Reinforced concrete buildings
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	42
Estimated Useful Lives of Major Depreciable Assets, Maximum	56
Tools, furniture and fixtures
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	4
Estimated Useful Lives of Major Depreciable Assets, Maximum	15

Deferred Revenue and Deferred Charges (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	¥ 67,664	¥ 81,219
Long-term deferred revenue	75,657	72,214
Current deferred charges	12,913	11,481
Long-term deferred charges	¥ 75,657	¥ 72,214

Cash and Cash Equivalents (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash, cash equivalents and marketable securities [Line Items]
Cash	¥ 161,597	¥ 305,574
Certificates of deposit	20,000	210,000
Commercial paper	199,979	199,977
Bailment for consumption	140,000	50,000
Other	502
Total	¥ 522,078	¥ 765,551	¥ 357,715	¥ 599,548

Cash and Cash Equivalents - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	¥ 199,979	¥ 199,977
Certificates of deposit	20,000	210,000
Held-to-maturity Securities
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	259,953	259,972
Certificates of deposit	200,000	220,000
Held-to-maturity Securities | Commercial Paper
Cash, cash equivalents and marketable securities [Line Items]
Short-term investments	59,974	59,995
Held-to-maturity Securities | Certificates of Deposit
Cash, cash equivalents and marketable securities [Line Items]
Short-term investments	¥ 180,000	¥ 10,000

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Line Items]
Telecommunications equipment to be sold	¥ 140,634	¥ 141,106
Materials and supplies	2,993	2,560
Other	2,936	2,691
Total	¥ 146,563	¥ 146,357

Investments in Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2011 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2012 Philippine Long Distance Telephone Company	Nov. 30, 2011 Philippine Long Distance Telephone Company	Mar. 31, 2011 Philippine Long Distance Telephone Company	Feb. 29, 2008 Philippine Long Distance Telephone Company	Mar. 14, 2006 Philippine Long Distance Telephone Company	Mar. 31, 2012 Philippine Long Distance Telephone Company NTT Communications Corporation	Mar. 31, 2012 Philippine Long Distance Telephone Company NTT Docomo and NTT Communications Corporation	Feb. 29, 2008 Philippine Long Distance Telephone Company Additional	Mar. 31, 2012 Tata Teleservices Limited	Mar. 31, 2010 Tata Teleservices Limited	Mar. 31, 2011 Tata Teleservices Limited	Mar. 25, 2009 Tata Teleservices Limited	Mar. 31, 2012 Tata Teleservices Limited Additional acquisitions, March and May, 31, 2011
Schedule of Equity Method Investments [Line Items]
Ownership percentage				34.00%	34.00%	15.00%		14.00%		7.00%	6.00%	20.00%	7.00%	27.00%		26.00%
Investment, carrying amount	¥ 480,111	¥ 525,456				¥ 108,582	¥ 19,519	¥ 95,859	¥ 98,943	¥ 52,213							¥ 252,321	¥ 14,424
Aggregate market price of the PLDT shares owned						162,411		119,749
Capital alliance entered with TTSL														On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL.
PPA Adjustment to Equity in net income (losses) of affiliates, net of applicable taxes															(2,788)
PPA Adjustment to Investments in affiliates															(4,710)
Amount of shares of undistributed earnings of affiliated companies	22,208	14,531	11,967
Increase in total carrying value of Investments in affiliates from aggregate underlying equity in net assets	¥ 323,097	¥ 382,037

Condensed Financial Statements of Affiliates, Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,245,671	¥ 1,164,247
Non-current assets	1,461,178	1,376,831
Current liabilities	1,141,486	1,035,196
Long-term liabilities	824,211	850,160
Equity	741,152	655,722
Redeemable preferred stock	1,233	1,533
Noncontrolling interests	27,905	30,280
Condensed Financial Information of Affiliates that Recorded Net Income Attributable To Affiliated Companies, which primarily includes Sumitomo Mitsui Card and PLDT
Schedule of Equity Method Investments [Line Items]
Current assets	1,124,310	996,026
Non-current assets	877,558	725,890
Current liabilities	896,335	738,131
Long-term liabilities	496,179	530,089
Equity	609,354	453,696
Noncontrolling interests	7,776	1,495
Condensed Financial Information of Affiliates that Recorded Net Loss Attributable To Affiliated Companies, which primarily includes TTSL
Schedule of Equity Method Investments [Line Items]
Current assets	121,361	168,221
Non-current assets	583,620	650,941
Current liabilities	245,151	297,065
Long-term liabilities	328,032	320,071
Equity	131,798	202,026
Redeemable preferred stock	1,233	1,533
Noncontrolling interests	¥ 20,129	¥ 28,785

Condensed Financial Statements of Affiliates, Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Operating revenues	¥ 952,655	¥ 888,397
Operating income (loss)	90,451	107,133
Income (loss) from continuing operations	(5,365)	30,222
Net income (loss)	(5,365)	30,222
Net income (loss) attributable to shareholders' of the affiliated companies	3,479	32,082
Condensed Financial Information of Affiliates that Recorded Net Income Attributable To Affiliated Companies, which primarily includes Sumitomo Mitsui Card and PLDT
Schedule of Equity Method Investments [Line Items]
Operating revenues	708,891	613,689
Operating income (loss)	141,617	162,143
Income (loss) from continuing operations	99,798	113,244
Net income (loss)	99,798	113,244
Net income (loss) attributable to shareholders' of the affiliated companies	102,266	113,163
Condensed Financial Information of Affiliates that Recorded Net Loss Attributable To Affiliated Companies, which primarily includes TTSL
Schedule of Equity Method Investments [Line Items]
Operating revenues	243,764	274,708
Operating income (loss)	(51,166)	(55,010)
Income (loss) from continuing operations	(105,163)	(83,022)
Net income (loss)	(105,163)	(83,022)
Net income (loss) attributable to shareholders' of the affiliated companies	¥ (98,787)	¥ (81,081)

Marketable Securities and Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investments [Line Items]
Available-for-sale	¥ 115,995	¥ 117,763
Other investments	12,394	10,375
Marketable securities and other investments (Non-current)	¥ 128,389	¥ 128,138

Maturities of Debt Securities Classified as Available-for-Sale (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Carrying amount
Due after 1 year through 5 years	¥ 26	¥ 4
Due after 5 years through 10 years
Due after 10 years
Total	26	4
Fair Value
Due after 1 year through 5 years	26	4
Due after 5 years through 10 years
Due after 10 years
Total	¥ 26	¥ 4

Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost /Amortized cost	¥ 106,186	¥ 109,199
Available-for-sale, Gross unrealized holding gains	20,909	10,663
Available-for-sale, Gross unrealized holding losses	11,126	2,103
Available-for-sale, Fair value	115,969	117,759
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost /Amortized cost	26	4
Available-for-sale, Gross unrealized holding gains		0
Available-for-sale, Fair value	¥ 26	¥ 4

Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds	¥ 2,189	¥ 3,585	¥ 71,640
Gross realized gains	1,211	475	5,627
Gross realized losses	¥ (202)	¥ (22)	¥ (4,934)

Gross Unrealized Holding Losses on and Fair Value of Available-for-Sale Securities and Cost Method Investments Included in Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Available-for-sale Securities | Equity securities
Marketable Securities And Unrealized Loss Position [Line Items]
Available-for-Sale Securities, Fair Value Less than 12 Months	¥ 39,366	¥ 4,781
Available-for-Sale Securities, Gross Unrealized Holding Losses Less than 12 Months	11,117	874
Available-for-Sale Securities, Fair Value 12 Months or Longer	27	10,351
Available-for-Sale Securities, Gross Unrealized Holding Losses 12 Months or Longer	9	1,229
Available-for-Sale Securities, Total	39,393	15,132
Available-for-Sale Securities, Gross Unrealized Losses, Total	11,126	2,103
Cost method Investments
Marketable Securities And Unrealized Loss Position [Line Items]
Cost method Investments Fair Value Less than 12 Months	287	42
Cost method Investments, Gross Unrealized Holding Losses Less than 12 Months	1,489	66
Cost method Investments Fair Value 12 months or longer	17	104
Cost method Investments, Gross Unrealized Holding Losses 12 Months or Longer	102	218
Cost method Investments, Total	304	146
Cost method Investments Gross Unrealized Loss, Total	¥ 1,591	¥ 284

Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investments [Line Items]
Cost method investments included in other investments	¥ 12,353	¥ 10,341
Including: Investments whose fair values were not evaluated for impairment	¥ 10,381	¥ 9,714

Marketable Securities and Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended				1 Months Ended		1 Months Ended
	Jan. 20, 2009	Mar. 31, 2009 KT Freetel Co Ltd	Jun. 01, 2009 KT Corporation Common stock	Jan. 20, 2012 KT Corporation Common stock	May 27, 2009 KT Corporation Exchangeable Bonds	Jan. 20, 2012 KT Corporation Exchangeable Bonds	Dec. 14, 2009 KT Corporation KT ADRs
Schedule of Investments [Line Items]
Investment common shares		11.00%
Investments in affiliates, carrying value		¥ 65,602
Exchange of KTF shareholding for KT common shares and exchangeable bonds in connection with proposed merger between KT and KTF	On January 20, 2009, DOCOMO agreed with KT Corporation (“KT”) that DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF.
Proportion of KTF shareholding allocated to exchange for common stock / bond				40.00%		60.00%
Acquisition of business common stock / bond			15,023		20,821		26,326
Realized gain (loss) from acquiring bond					(2,753)
Realized gain (loss) from acquiring common stock			¥ (692)				¥ 5,477

Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Balance at beginning of year	¥ 205,573	¥ 198,436
Goodwill acquired during the year	7,256	10,852
Impairment losses	(6,310)
Foreign currency translation adjustment	(1,629)	(3,120)
Other		(595)
Gross goodwill	211,200
Accumulated impairment losses	(6,310)
Balance at end of year	204,890	205,573
Mobile phone business
Goodwill [Line Items]
Balance at beginning of year	151,207	142,083
Goodwill acquired during the year	1,611	10,852
Impairment losses	(6,310)
Foreign currency translation adjustment	(952)	(1,219)
Other		(509)
Gross goodwill	151,866
Accumulated impairment losses	(6,310)
Balance at end of year	145,556	151,207
All other businesses
Goodwill [Line Items]
Balance at beginning of year	54,366	56,353
Goodwill acquired during the year	5,645
Foreign currency translation adjustment	(677)	(1,901)
Other		(86)
Gross goodwill	59,334
Balance at end of year	¥ 59,334	¥ 54,366

Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year	¥ 7,256	¥ 10,852
Goodwill impairment losses	6,310
Amortizable intangible assets acquired	239,549
Amortization of intangible assets	224,488	204,090	187,393
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2013	202,072
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2014	168,542
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2015	132,559
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2016	81,467
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2017	28,089
PacketVideo Corporation
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year		10,852
Percentage of ownership interests associated with acquisition		65.00%
Radishbo ya Co, Ltd
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year	5,636
Percentage of ownership interests associated with acquisition	74.60%
Software for telecommunications network
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	98,456
Weighted-average amortization period	5
Internal-use software
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	¥ 111,806
Weighted-average amortization period	4.8
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted-average amortization period	5

Other Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 680,831	¥ 672,256
Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	2,373,032	2,164,244
Intangible assets, Accumulated amortization	1,696,131	1,495,969
Intangible assets, Net carrying amount	676,901	668,275
Amortizable intangible assets | Software for telecommunications network
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	921,565	824,404
Intangible assets, Accumulated amortization	652,665	565,166
Intangible assets, Net carrying amount	268,900	259,238
Amortizable intangible assets | Internal-use software
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,177,583	1,092,442
Intangible assets, Accumulated amortization	897,447	816,389
Intangible assets, Net carrying amount	280,136	276,053
Amortizable intangible assets | Software acquired to be used in the manufacture of handsets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	216,129	190,722
Intangible assets, Accumulated amortization	122,547	96,107
Intangible assets, Net carrying amount	93,582	94,615
Amortizable intangible assets | Rights to use telecommunications facilities of wireline operators
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	19,625	19,052
Intangible assets, Accumulated amortization	8,271	7,126
Intangible assets, Net carrying amount	11,354	11,926
Amortizable intangible assets | Other
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	38,130	37,624
Intangible assets, Accumulated amortization	15,201	11,181
Intangible assets, Net carrying amount	22,929	26,443
Unamortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	3,930	3,981
Unamortizable intangible assets | Trademarks and trade names
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 3,930	¥ 3,981

Other Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	¥ 59,637	¥ 59,615
Deferred customer activation costs	75,657	72,214
Installment receivables for handsets (Non-current)	88,716	75,391
Allowance for doubtful accounts	(1,530)	(1,118)
Long-term bailment for consumption to a related party	10,000	20,000
Other	23,267	23,817
Total	¥ 255,747	¥ 249,919

Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Total short-term borrowings	¥ 733	¥ 276
Unsecured short-term loans from financial institutions | Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	¥ 733	¥ 276

Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Parenthetical) (Detail) (Unsecured short-term loans from financial institutions, Euro Denominated Borrowing)	Mar. 31, 2012	Mar. 31, 2011
Unsecured short-term loans from financial institutions | Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	2.70%	5.30%

Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Long-term debt	¥ 255,947	¥ 428,102
Less: Current portion	(75,428)	(173,102)
Total long-term debt	180,519	255,000
Unsecured Corporate Bonds
Debt Instrument [Line Items]
Long-term debt	240,000	407,032
Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt	15,797	21,000
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	¥ 150	¥ 70

Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Unsecured Corporate Bonds | Minimum
Debt Instrument [Line Items]
Interest rates per annum	1.00%	1.00%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2013	Mar 31, 2012
Unsecured Corporate Bonds | Maximum
Debt Instrument [Line Items]
Interest rates per annum	2.00%	2.00%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2019	Mar 31, 2019
Unsecured Indebtedness to Financial Institutions | Minimum
Debt Instrument [Line Items]
Interest rates per annum	0.70%	1.30%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2013	Mar 31, 2012
Unsecured Indebtedness to Financial Institutions | Maximum
Debt Instrument [Line Items]
Interest rates per annum	1.50%	1.50%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2014	Mar 31, 2013
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing
Debt Instrument [Line Items]
variable rate per annum	9.70%	2.40%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2018	Mar 31, 2012

Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
Interest costs related to short-term borrowings and long-term debt	¥ 4,356	¥ 6,709	¥ 7,441

Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
2013	¥ 75,428
2014	70,421
2015	26
2016	26
2017	26
Thereafter	110,020
Total	¥ 255,947	¥ 428,102

Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Mar. 31, 2012	Jun. 19, 2012 Dividend Declared
Stockholders Equity Note [Line Items]
Dividend restrictions under Corporate Law of Japan	Effective May 1, 2006, the Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.
Distributable amount available for payments of dividends to shareholders	¥ 3,810,822
Cash dividends approved by shareholders		¥ 116,109
Cash dividends approved by shareholders, per share		¥ 2,800
Cash dividend, record date		Mar 31, 2012
Cash dividend, declaration date		Apr 27, 2012

Changes in Number of Issued Shares and Treasury Stock (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Number of issued shares
Common stock, Issued shares Beginning Balance	43,650,000	43,790,000	43,950,000
Retirement of treasury stock		(140,000)	(160,000)
Common stock, Issued shares Ending Balance	43,650,000	43,650,000	43,790,000
Number of treasury stock
Treasury stock, shares, Beginning Balance	2,182,399	2,184,258	2,190,193
Acquisition of treasury stock based on the resolution of the board of directors		138,141	154,065
Retirement of treasury stock		(140,000)	(160,000)
Treasury stock, shares, Ending Balance	2,182,399	2,182,399	2,184,258

General Meeting of Shareholders, Approved Stock Repurchase Plans (Detail) (Repurchase at General Meetings Resolution, JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2009
Repurchase at General Meetings Resolution
Equity, Class of Treasury Stock [Line Items]
Date of the general meeting of shareholders that approved stock repurchase	Jun 20, 2008
Term of repurchase	June 21, 2008 - June 20, 2009
Approved maximum number of treasury stock to be repurchased (shares)	900,000
Approved maximum budget for share repurchase	¥ 150,000

Board of Directors, Approved Stock Repurchase Plan (Detail) (Repurchase at Board of Directors Meetings Resolution, JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Repurchase at Board of Directors Meetings Resolution
Equity, Class of Treasury Stock [Line Items]
Date of the meeting of the board of directors	Dec 17, 2010	Nov 9, 2009
Term of repurchase	December 20, 2010 - January 28, 2011	November 10, 2009 - November 30, 2009
Approved maximum number of treasury stock to be repurchased (shares)	160,000	160,000
Approved maximum budget for share repurchase	¥ 20,000	¥ 20,000

Aggregate Number and Price of Shares Repurchased (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share Repurchases [Line Items]
Acquisition of treasury stock based on the resolution of the board of directors		138,141	154,065
Aggregate price of shares repurchased		¥ 20,000	¥ 20,000

Treasury Stock Retired (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share Repurchases [Line Items]
Retirement of treasury stock (Shares)		140,000	160,000
Retirement of treasury stock		¥ 24,195	¥ 27,936
Retirement of Treasury Stock
Share Repurchases [Line Items]
Date of the meeting of the board of directors		Mar 28, 2011	Mar 26, 2010

Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	¥ (76,955)	¥ (37,379)	¥ (65,689)
Other comprehensive income, net of tax	(27,574)	(39,576)	28,310
Accumulated other comprehensive income (loss), Ending Balance	(104,529)	(76,955)	(37,379)
Unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	5,691	10,984	(4,112)
Other comprehensive income, net of tax	3,895	(5,293)	15,096
Accumulated other comprehensive income (loss), Ending Balance	9,586	5,691	10,984
Change in fair value of derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(109)	(113)	(50)
Other comprehensive income, net of tax	(2)	4	(63)
Accumulated other comprehensive income (loss), Ending Balance	(111)	(109)	(113)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(54,989)	(27,135)	(32,987)
Other comprehensive income, net of tax	(28,984)	(27,854)	5,852
Accumulated other comprehensive income (loss), Ending Balance	(83,973)	(54,989)	(27,135)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(27,548)	(21,115)	(28,540)
Other comprehensive income, net of tax	(2,483)	(6,433)	7,425
Accumulated other comprehensive income (loss), Ending Balance	¥ (30,031)	¥ (27,548)	¥ (21,115)

Research and Development Expenses and Advertising Expenses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Research And Development [Line Items]
Research and development expenses	¥ 108,474	¥ 109,108	¥ 109,916
Advertising expenses	¥ 61,872	¥ 54,984	¥ 54,114

Other Income (Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Net realized gains (losses) on dispositions of investments in affiliates	¥ 423	¥ 95	¥ (26)
Net realized gains on dispositions of marketable securities and other investments	1,009	453	693
Other-than-temporary impairment loss on marketable securities and other investments	(4,030)	(13,424)	(4,007)
Foreign exchange gains (losses), net	(1,034)	(1,575)	(615)
Rental revenue received	1,765	1,804	2,524
Dividends income	4,362	4,819	4,652
Penalties and compensation for damages	1,419	1,605	2,204
Other, net	(18)	449	259
Total	¥ 3,896	¥ (5,774)	¥ 5,684

Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 480,416	¥ 423,119	¥ 480,080
Percentage of ownership in NTT Finance	2.90%
Bailment in Cash and cash equivalents	140,000	50,000
Bailment in Short term investments	90,000
Bailment in Other assets	10,000	20,000
Bailment in Cash and cash equivalents, Short term investments and Other assets	240,000	70,000
Contracts Average interest rate	0.10%	0.30%
Average balance of contracts of bailment expired	58,907	82,959	15,616
Interest income derived from contracts	183	171	75
Related parties
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 91,416	¥ 76,214	¥ 72,928
Maximum
Related Party Transaction [Line Items]
Contracts remaining terms to maturity	1 year 9 months	2 years 9 months

Segment Reporting - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Disclosure [Line Items]
Number of operating segments	5
All other businesses
Segment Reporting Disclosure [Line Items]
Number of operating segments	4
Mobile phone business
Segment Reporting Disclosure [Line Items]
Number of reportable segment	1
Customer Concentration Risk
Segment Reporting Disclosure [Line Items]
Revenue from transactions with single external customer	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31,2012.	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31,2011.	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31,2010.

Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Operating revenues	¥ 4,240,003	¥ 4,224,273	¥ 4,284,404
Operating expenses	3,365,543	3,379,544	3,450,159
Operating income (loss)	874,460	844,729	834,245
Other income (expense)	2,498	(9,391)	1,912
Income before income taxes and equity in net income (losses) of affiliates	876,958	835,338	836,157
Depreciation and amortization	684,783	693,063	701,146
Other significant non-cash item:
Point program expense	95,790	126,847	142,220
Total assets	6,948,082	6,791,593	6,756,775
Capital expenditures	726,833	668,476	686,508
Mobile phone business
Segment Reporting Information [Line Items]
Operating revenues	4,110,585	4,090,659	4,167,704
Operating expenses	3,224,241	3,233,925	3,322,064
Operating income (loss)	886,344	856,734	845,640
Depreciation and amortization	674,330	682,029	691,851
Other significant non-cash item:
Point program expense	89,378	118,576	134,954
Total assets	4,970,087	4,843,925	4,949,025
Capital expenditures	561,661	520,770	556,829
All other businesses
Segment Reporting Information [Line Items]
Operating revenues	129,418	133,614	116,700
Operating expenses	141,302	145,619	128,095
Operating income (loss)	(11,884)	(12,005)	(11,395)
Depreciation and amortization	10,453	11,034	9,295
Other significant non-cash item:
Point program expense	6,412	8,271	7,266
Total assets	343,293	286,338	259,283
Capital expenditures	23,584	4,759
Total segments
Segment Reporting Information [Line Items]
Operating revenues	4,240,003	4,224,273	4,284,404
Operating expenses	3,365,543	3,379,544	3,450,159
Operating income (loss)	874,460	844,729	834,245
Depreciation and amortization	684,783	693,063	701,146
Other significant non-cash item:
Point program expense	95,790	126,847	142,220
Total assets	5,313,380	5,130,263	5,208,308
Capital expenditures	585,245	525,529	556,829
Reconciliation
Other significant non-cash item:
Total assets	1,634,702	1,661,330	1,548,467
Capital expenditures	¥ 141,588	¥ 142,947	¥ 129,679

Operating Revenues from Products and Services (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating Revenues:
Wireless services	¥ 3,741,114	¥ 3,746,869	¥ 3,776,909
Equipment sales	498,889	477,404	507,495
Total operating revenues	4,240,003	4,224,273	4,284,404
Cellular services revenues
Operating Revenues:
Technology services revenues	3,385,737	3,407,145	3,499,452
Voice Revenues
Operating Revenues:
Technology services revenues	1,541,884	1,712,218	1,910,499
Voice Revenues | Including: FOMA services
Operating Revenues:
Technology services revenues	1,518,328	1,658,863	1,785,518
Packet communications revenues
Operating Revenues:
Technology services revenues	1,843,853	1,694,927	1,588,953
Packet communications revenues | Including: FOMA services
Operating Revenues:
Technology services revenues	1,809,790	1,679,840	1,558,284
Other revenue
Operating Revenues:
Technology services revenues	¥ 355,377	¥ 339,724	¥ 277,457

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 196,064	¥ 190,368
Service cost	9,491	9,244	9,204
Interest cost	3,831	3,894	3,979
Actuarial (gain) loss	2,150	1,586
Recognition of prior service cost	145
Transfer of liability from defined benefit pension plans of the NTT group	546	328
Other	271	7
Benefit payments	(10,095)	(9,363)
Projected benefit obligation, end of year	202,403	196,064	190,368
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	77,813	77,070
Actual return on plan assets	1,095	(1,407)
Employer contributions	5,254	5,053
Transfer of plan assets from defined benefit pension plans of the NTT group	105	77
Benefit payments	(3,005)	(2,980)
Fair value of plan assets, end of year	81,262	77,813	77,070
Funded status, end of year	¥ (121,141)	¥ (118,251)

Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (121,187)	¥ (118,290)
Prepaid pension cost	46	39
Net amount recognized	¥ (121,141)	¥ (118,251)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	¥ (43,242)	¥ (42,262)
Prior service cost, net	10,583	12,611
Transition obligation	(810)	(935)
Total	¥ (33,469)	¥ (30,586)

Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit pension plan	¥ 196,512	¥ 190,067
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	14,498	16,131	3,911
Target allocation ratio for plan assets, life insurance company general accounts	14.00%
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	282	515
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.30%	0.70%
Expected contribution to Defined benefit pension plans	5,233
Employer contributions	5,254	5,053
Domestic
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	53.00%
Target allocation ratio for plan assets, stocks	13.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	10.00%
Target allocation ratio for plan assets, stocks	10.00%
Forecast, 12 Months Ended Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,667
Unrecognized transition obligation expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	123
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(1,898)
National Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	15,414	14,703	14,425
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit pension plan	81,826	77,436
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	5,594	10,149	(1,020)
Target allocation ratio for plan assets, life insurance company general accounts	7.00%
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	4,727	6,974
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.50%	0.80%
Expected contribution to Defined benefit pension plans	817
Employer contributions	834	803
Percentage of employees covered by NTT CDBP	11.40%	11.00%
NTT CDBP | Domestic
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	47.70%
Target allocation ratio for plan assets, stocks	20.90%
NTT CDBP | Foreign
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	10.00%
Target allocation ratio for plan assets, stocks	14.40%
NTT CDBP | Forecast, 12 Months Ended Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,077
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	¥ (356)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 202,346	¥ 196,025
Fair value of plan assets	81,159	77,735
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	196,454	190,028
Fair value of plan assets	¥ 81,159	¥ 77,735

Net Periodic Pension Cost for Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Employee Benefits Disclosure [Line Items]
Service cost	¥ 9,491	¥ 9,244	¥ 9,204
Interest cost on projected benefit obligation	3,831	3,894	3,979
Expected return on plan assets	(1,569)	(1,714)	(1,649)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,644	1,497	2,190
Amortization of transition obligation	125	125	125
Net periodic pension cost	¥ 11,615	¥ 11,139	¥ 11,942

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ 2,624	¥ 4,707	¥ (7,623)
Prior service cost arising during period, net	121
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(1,644)	(1,497)	(2,190)
Amortization of transition obligation	(125)	(125)	(125)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 2,883	¥ 4,992	¥ (8,031)

Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.00%
Long-term rate of salary increases	2.90%	2.90%

Assumptions Used in Determination of Net Periodic Pension Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.10%	2.20%
Long-term rate of salary increases	2.90%	2.20%	2.20%
Expected long-term rate of return on plan assets	2.00%	2.30%	2.50%

Fair Values of Pension Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 81,262	¥ 77,813	¥ 77,070
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	753	866
Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	29,628	21,852
Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,795	8,023
Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,964	9,556
Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	294	455
Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12,336	16,873
Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,122	7,515
Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	703	997
Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	679	583
Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	837	966
Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	498	632
Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,454	7,528
Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,199	1,967
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	56,379	54,644
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	753	866
Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	28,266	20,258
Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,883	9,067
Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	19	89
Level 1 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12,336	16,849
Level 1 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,122	7,515
Level 1 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		0
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	22,685	21,188
Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,362	1,594
Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,795	8,023
Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	81	489
Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	275	354
Level 2 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		24
Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	703	997
Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	679	583
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	837	966
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	498	632
Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,454	7,528
Level 2 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1	(2)
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,198	1,981
Level 3 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		12
Level 3 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 2,198	¥ 1,969

Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	¥ 11,119
2014	11,449
2015	11,616
2016	13,249
2017	12,652
2018-2022	¥ 68,912

Reconciliations and Changes in NTT CDBP's Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 196,064	¥ 190,368
Service cost	9,491	9,244	9,204
Interest cost	3,831	3,894	3,979
Actuarial (gain) loss	2,150	1,586
Other	271	7
Benefit payments	(10,095)	(9,363)
Projected benefit obligation, end of year	202,403	196,064	190,368
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	77,813	77,070
Actual return on plan assets	1,095	(1,407)
Employer contributions	5,254	5,053
Benefit payments	(10,095)	(9,363)
Fair value of plan assets, end of year	81,262	77,813	77,070
Funded status, end of year	(121,141)	(118,251)
NTT CDBP
Change in benefit obligations:
Projected benefit obligation, beginning of year	97,299	88,714
Service cost	3,478	3,256	3,216
Interest cost	1,897	1,849	1,798
Actuarial (gain) loss	2,104	4,527
Internal adjustment due to transfer of employees within the NTT group	(630)	(445)
Other	211	883
Benefit payments	(1,575)	(1,485)
Projected benefit obligation, end of year	102,784	97,299	88,714
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	62,942	63,599
Actual return on plan assets	1,469	(930)
Employer contributions	834	803
Employee contributions	416	413	411
Internal adjustment due to transfer of employees within the NTT group	(433)	(341)
Other	211	883
Benefit payments	(1,575)	(1,485)
Fair value of plan assets, end of year	63,864	62,942	63,599
Funded status, end of year	¥ (38,920)	¥ (34,357)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss), NTT CDBP (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirement Benefits Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Actuarial gains (losses), net	¥ (43,242)	¥ (42,262)
Prior service cost, net	10,583	12,611
Total	(33,469)	(30,586)
NTT CDBP
Schedule of Pension and Other Postretirement Benefits Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Actuarial gains (losses), net	(19,132)	(18,002)
Prior service cost, net	712	1,069
Total	¥ (18,420)	¥ (16,933)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in the Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets of NTT CDBP (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 202,346	¥ 196,025
Fair value of plan assets	81,159	77,735
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	196,454	190,028
Fair value of plan assets	81,159	77,735
NTT CDBP
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	102,784	97,299
Fair value of plan assets	63,864	62,942
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	81,749	77,380
Fair value of plan assets	¥ 63,782	¥ 62,880

Net Periodic Pension Cost for NTT CDBP Regarding DOCOMO Employees (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	¥ 9,491	¥ 9,244	¥ 9,204
Interest cost on projected benefit obligation	3,831	3,894	3,979
Expected return on plan assets	(1,569)	(1,714)	(1,649)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,644	1,497	2,190
Net periodic pension cost	11,615	11,139	11,942
NTT CDBP
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	3,478	3,256	3,216
Interest cost on projected benefit obligation	1,897	1,849	1,798
Expected return on plan assets	(1,519)	(1,583)	(1,402)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	1,024	326	874
Contribution from employees	(416)	(413)	(411)
Net periodic pension cost	¥ 4,107	¥ 3,078	¥ 3,718

Other Changes in Plan Assets and Benefit Obligations of NTT CDBP Regarding DOCOMO Employees Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ 2,624	¥ 4,707	¥ (7,623)
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(1,644)	(1,497)	(2,190)
Total recognized in "Accumulated other comprehensive income (loss)"	2,883	4,992	(8,031)
NTT CDBP
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	2,154	7,040	(4,221)
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(1,024)	(326)	(874)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 1,487	¥ 7,071	¥ (4,738)

Assumptions Used in Determining NTT CDBP's Projected Benefit Obligations, Based on Actuarial Computations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.00%
Long-term rate of salary increases	2.90%	2.90%
NTT CDBP
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.00%
Long-term rate of salary increases	3.30%	3.30%

Assumptions Used in Determining Net Periodic Pension Cost, Based on Actuarial Computations of NTT CDBP (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.10%	2.20%
Long-term rate of salary increases	2.90%	2.20%	2.20%
Expected long-term rate of return on plan assets	2.00%	2.30%	2.50%
NTT CDBP
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.10%	2.20%
Long-term rate of salary increases	3.30%	3.40%	2.60%
Expected long-term rate of return on plan assets	2.50%	2.50%	2.50%

Fair Values of NTT CDBP's Pension Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 81,262	¥ 77,813	¥ 77,070
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	753	866
Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	29,628	21,852
Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,795	8,023
Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,964	9,556
Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	294	455
Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12,336	16,873
Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,122	7,515
Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	703	997
Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	679	583
Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	837	966
Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	498	632
Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,454	7,528
Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,199	1,967
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	56,379	54,644
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	753	866
Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	28,266	20,258
Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,883	9,067
Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	19	89
Level 1 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12,336	16,849
Level 1 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,122	7,515
Level 1 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		0
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	22,685	21,188
Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,362	1,594
Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,795	8,023
Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	81	489
Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	275	354
Level 2 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		24
Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	703	997
Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	679	583
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	837	966
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	498	632
Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,454	7,528
Level 2 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1	(2)
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,198	1,981
Level 3 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		12
Level 3 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,198	1,969
NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	63,864	62,942	63,599
NTT CDBP | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	417	637
NTT CDBP | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	21,705	10,459
NTT CDBP | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,279	15,507
NTT CDBP | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,916	4,991
NTT CDBP | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	173	163
NTT CDBP | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	13,700	14,849
NTT CDBP | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,721	8,574
NTT CDBP | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,383	1,545
NTT CDBP | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	973	667
NTT CDBP | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,055	814
NTT CDBP | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	883	581
NTT CDBP | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,329	3,745
NTT CDBP | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	330	410
NTT CDBP | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	47,339	38,074
NTT CDBP | Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	417	637
NTT CDBP | Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	20,623	9,301
NTT CDBP | Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,870	4,731
NTT CDBP | Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9	22
NTT CDBP | Level 1 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	13,699	14,809
NTT CDBP | Level 1 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,721	8,574
NTT CDBP | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	16,195	24,458
NTT CDBP | Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,082	1,158
NTT CDBP | Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,279	15,507
NTT CDBP | Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	46	260
NTT CDBP | Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	164	141
NTT CDBP | Level 2 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1	40
NTT CDBP | Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,383	1,545
NTT CDBP | Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	973	667
NTT CDBP | Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,055	814
NTT CDBP | Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	883	581
NTT CDBP | Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,329	3,745
NTT CDBP | Level 2 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	0	0
NTT CDBP | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	330	410
NTT CDBP | Level 3 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	0
NTT CDBP | Level 3 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 330	¥ 410

Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	¥ 11,119
2014	11,449
2015	11,616
2016	13,249
2017	12,652
2018-2022	68,912
NTT CDBP
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	1,691
2014	2,060
2015	2,220
2016	2,375
2017	2,500
2018-2022	¥ 13,814

Total Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Income from continuing operations before equity in net income (losses) of affiliates	¥ 402,534	¥ 337,837	¥ 338,197
Equity in net income (losses) of affiliates	(10,736)	(5,031)	(1,270)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(279)	(8,509)	9,109
Less: Reclassification of realized gains and losses included in net income	1,396	4,827	1,335
Change in fair value of derivative instruments	14	2	(43)
Less: Reclassification of realized gains and losses included in net income
Foreign currency translation adjustment	(18,713)	(12,523)	3,082
Less: Reclassification of realized gains and losses included in net income	2,021	245	(24)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(1,463)	(4,388)	4,702
Prior service cost arising during period, net	(50)	33
Less: Amortization of prior service cost	(928)	(928)	(923)
Less: Amortization of actuarial gains and losses	1,107	788	1,280
Less: Amortization of transition obligation	53	61	55
Total income taxes	¥ 374,956	¥ 312,414	¥ 355,500

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
National Corporate Tax	30.00%	30.00%	30.00%
Corporate Inhabitant Tax	6.00%	6.00%	6.00%
Deductible Corporate Enterprise Tax and Special Local Corporate Tax	8.00%	8.00%	8.00%
Statutory income tax rate	40.80%	40.80%	40.80%
Effective income tax rate	45.90%	40.40%	40.40%
Decrease in net deferred tax assets due to expected tax rate changes	¥ (36,454)
Increase in valuation allowance	8,342	1,081	806
Consumption Tax Rate	5.00%
Tax rate for April 1, 2015 and thereafter
Income Taxes [Line Items]
Statutory income tax rate	35.80%
Tax rate for April 1, 2012 to March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate	38.10%
New Corporate Tax Law
Income Taxes [Line Items]
Decrease in net income attributable to NTT DOCOMO, INC. due to expected tax rate changes	¥ (36,582)

Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Tax Rate [Line Items]
Statutory income tax rate	40.80%	40.80%	40.80%
Expenses not deductible for tax purposes	0.40%	0.10%	0.10%
Tax credit for special tax treatment	(0.70%)	(0.80%)	(0.80%)
Change in valuation allowance	0.90%	0.10%	0.10%
Effect of enacted changes in tax laws and rates	4.70%
Other	(0.20%)	0.20%	0.20%
Effective income tax rate	45.90%	40.40%	40.40%

Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Accrued liabilities for loyalty programs	¥ 92,289	¥ 116,137
Property, plant and equipment and intangible assets principally due to differences in depreciation and amortization	80,143	93,924
Liability for employees' retirement benefits	56,603	61,191
Foreign currency translation adjustment	35,500	23,543
Investments in affiliates	29,217	19,342
Deferred revenues regarding "Nikagetsu Kurikoshi" (2-month carry-over)	20,794	28,453
Compensated absences	12,160	12,730
Accrued enterprise tax	11,609	12,513
Marketable securities and other investments	10,609	15,322
Asset retirement obligations	7,825	6,373
Accrued bonus	7,019	7,377
Inventories	6,706	4,409
Accrued commissions to agent resellers	4,870	4,355
Other	26,758	23,491
Sub-total deferred tax assets	402,102	429,160
Less: Valuation allowance	(10,680)	(2,338)
Total deferred tax assets	391,422	426,822
Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	5,043	3,927
Identifiable intangible assets	4,227	5,503
Property, plant and equipment due to differences in capitalized interest	2,031	2,358
Other	1,463	1,650
Total deferred tax liabilities	12,764	13,438
Net deferred tax assets	¥ 378,658	¥ 413,384

Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets (Current assets)	¥ 76,858	¥ 83,609
Deferred tax assets (Non-current investments and other assets)	303,556	331,633
Other current liabilities
Other long-term liabilities	(1,756)	(1,858)
Net deferred tax assets	¥ 378,658	¥ 413,384

Assets Covered Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Capital Leased Assets [Line Items]
Machinery, vessels and equipment	¥ 12,359	¥ 13,360
Less: Accumulated depreciation and amortization	(9,266)	(8,802)
Total	¥ 3,093	¥ 4,558

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Capital Lease Obligations [Line Items]
2013	¥ 2,657
2014	1,638
2015	1,029
2016	557
2017	225
Thereafter	23
Total minimum lease payments	6,129
Less: Amount representing interest	(341)
Present value of net minimum lease payments	5,788
Less: Amounts representing estimated executory costs	(876)
Net minimum lease payments	4,912
Less: Current obligation	(2,134)
Long-term capital lease obligations	¥ 2,778

Minimum Rent Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Operating Leases [Line Items]
2013	¥ 2,627
2014	2,137
2015	1,971
2016	1,756
2017	1,543
Thereafter	8,543
Total minimum rent payments	¥ 18,577

Total Rent Expense for All Operating Leases Except those with Terms of One Month or Less that were not Renewed (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Rent Expense [Line Items]
Rent expense	¥ 69,782	¥ 62,666	¥ 68,673

Commitments and Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Loan Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Total outstanding credit lines regarding loan commitments of the cash advance service	¥ 115,922	¥ 105,030
Property Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	34,986
Commitments outstanding with related parties	3,143
Inventories
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	20,373
Commitments outstanding with related parties	0
Other Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	15,778
Commitments outstanding with related parties	¥ 909

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets measured at fair value:
Assets measured at fair value	¥ 115,999	¥ 118,995
Liabilities measured at fair value:
Liabilities measured at fair value	1,097	2,013
Available-for-sale Securities
Assets measured at fair value:
Assets measured at fair value	115,999	117,763
Available-for-sale Securities | Domestic stocks
Assets measured at fair value:
Assets measured at fair value	51,808	46,631
Available-for-sale Securities | Foreign stocks
Assets measured at fair value:
Assets measured at fair value	64,161	71,128
Available-for-sale Securities | Foreign debt securities
Assets measured at fair value:
Assets measured at fair value	30	4
Derivative Assets
Assets measured at fair value:
Assets measured at fair value		1,232
Derivative Assets | Interest rate swap agreements
Assets measured at fair value:
Assets measured at fair value		1,232
Derivative Liabilities
Liabilities measured at fair value:
Liabilities measured at fair value	1,097	2,013
Derivative Liabilities | Foreign exchange forward contracts
Liabilities measured at fair value:
Liabilities measured at fair value	1	154
Derivative Liabilities | Foreign currency option contracts
Liabilities measured at fair value:
Liabilities measured at fair value	1,096	1,859
Level 1
Assets measured at fair value:
Assets measured at fair value	115,999	117,763
Level 1 | Available-for-sale Securities
Assets measured at fair value:
Assets measured at fair value	115,999	117,763
Level 1 | Available-for-sale Securities | Domestic stocks
Assets measured at fair value:
Assets measured at fair value	51,808	46,631
Level 1 | Available-for-sale Securities | Foreign stocks
Assets measured at fair value:
Assets measured at fair value	64,161	71,128
Level 1 | Available-for-sale Securities | Foreign debt securities
Assets measured at fair value:
Assets measured at fair value	30	4
Level 2
Assets measured at fair value:
Assets measured at fair value		1,232
Liabilities measured at fair value:
Liabilities measured at fair value	1,097	2,013
Level 2 | Derivative Assets
Assets measured at fair value:
Assets measured at fair value		1,232
Level 2 | Derivative Assets | Interest rate swap agreements
Assets measured at fair value:
Assets measured at fair value		1,232
Level 2 | Derivative Liabilities
Liabilities measured at fair value:
Liabilities measured at fair value	1,097	2,013
Level 2 | Derivative Liabilities | Foreign exchange forward contracts
Liabilities measured at fair value:
Liabilities measured at fair value	1	154
Level 2 | Derivative Liabilities | Foreign currency option contracts
Liabilities measured at fair value:
Liabilities measured at fair value	¥ 1,096	¥ 1,859

Assets Measured at Fair Value on Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Fair Value Measurements [Line Items]
Impairment losses of goodwill	¥ (6,310)
Impairment of long-lived assets	(706)
Fair Value, Measurements, Nonrecurring
Assets:
Goodwill	3,897
Long-lived assets	353
Level 3 | Fair Value, Measurements, Nonrecurring
Assets:
Goodwill	3,897
Long-lived assets	¥ 353

Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Outstanding [Line Items]
Long term debt, Carrying amount	¥ 255,947	¥ 428,102
Long term debt, Fair value	¥ 267,157	¥ 438,483

Contract Amount and Fair Value of Interest Rate Swap Agreement (Detail) (Derivatives in fair value hedging relationships, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Fair value	1,232
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Weighted average rate per annum, Receive fixed	1.60%
Weighted average rate per annum, Pay floating	0.70%
Contract amount	165,800
Fair value	1,232
Minimum | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Contract Term	Mar 31, 2004
Maximum | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Contract Term	Mar 31, 2012

Derivatives Not Designated as Hedging Instruments Contract Amount (Detail) (Foreign exchange risk management, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 9,820	¥ 19,439
Foreign exchange forward contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	713	4,296
Foreign currency option contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 9,107	¥ 15,143

Locations and Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives in fair value hedging relationships
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		¥ 1,232
Derivatives in fair value hedging relationships | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		1,232
Derivatives in fair value hedging relationships | Interest rate swap agreements | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		1,232
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	1,097	2,013
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	1	154
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	742	724
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	¥ 354	¥ 1,135

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Derivatives in fair value hedging relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	¥ (1,232)		¥ (2,065)		¥ (136)
Derivatives in fair value hedging relationships | Interest rate swap agreements | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(1,232)	[1]	(2,065)	[1]	(136)	[1]
Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(28)		(1,505)		(482)
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	36	[1]	(517)	[1]	67	[1]
Derivatives not designated as hedging instruments | Non-deliverable forward contracts (NDF) | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	82	[1]	71	[1]	16	[1]
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	¥ (146)	[1]	¥ (1,059)	[1]	¥ (565)	[1]

[1]	"Other, net" was included in "Other income (expense)."

Financing Receivables and Related Allowance for Doubtful Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	¥ 7,820
Provision	7,313
Charge-offs	(5,303)
Allowance for doubtful accounts, ending balance	9,830	7,820
Ending balance: collectively evaluated for impairment	9,471	7,632
Ending balance: individually evaluated for impairment	359	188
Financing receivable, Ending balance	514,604	471,033
Ending balance: collectively evaluated for impairment	514,111	470,845
Ending balance: individually evaluated for impairment	493	188
Installment receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	4,504
Provision	4,719
Charge-offs	(3,116)
Allowance for doubtful accounts, ending balance	6,107	4,504
Ending balance: collectively evaluated for impairment	6,107	4,504
Financing receivable, Ending balance	316,385	303,124
Ending balance: collectively evaluated for impairment	316,385	303,124
Credit card receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	3,085
Provision	2,399
Charge-offs	(2,157)
Allowance for doubtful accounts, ending balance	3,327	3,085
Ending balance: collectively evaluated for impairment	3,327	3,085
Financing receivable, Ending balance	189,163	160,446
Ending balance: collectively evaluated for impairment	189,163	160,446
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	231
Provision	195
Charge-offs	(30)
Allowance for doubtful accounts, ending balance	396	231
Ending balance: collectively evaluated for impairment	37	43
Ending balance: individually evaluated for impairment	359	188
Financing receivable, Ending balance	9,056	7,463
Ending balance: collectively evaluated for impairment	8,563	7,275
Ending balance: individually evaluated for impairment	¥ 493	¥ 188

Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 19,139		¥ 19,680		¥ 16,422
Charged to expenses	17,224		13,745		13,990
Deductions	(11,283)	[1]	(14,286)	[1]	(10,732)	[1]
Balance at end of year	25,080		19,139		19,680
Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	2,338		1,257		451
Charged to expenses	8,372		1,090		806
Deductions	(30)		(9)		0
Balance at end of year	¥ 10,680		¥ 2,338		¥ 1,257

[1]	Amounts written off.